Schedule of Investments (unaudited) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	2,502	$100,680
Aerojet Rocketdyne Holdings, Inc.	4,808	224,630
AeroVironment, Inc.(a)(b)	1,435	158,381
Astronics Corp.(a)	1,486	25,871
Axon Enterprise, Inc.(a)	4,277	648,436
BWX Technologies, Inc.	6,466	432,705
Cubic Corp.	2,138	160,008
Curtiss-Wright Corp.	2,772	354,539
Ducommun, Inc.(a)	660	38,894
Hexcel Corp.(a)	5,749	324,301
Howmet Aerospace, Inc.(a)	26,978	862,217
Huntington Ingalls Industries, Inc.	2,605	553,093
Kaman Corp.	2,097	111,875
Kratos Defense & Security Solutions, Inc.(a)	8,486	226,916
Maxar Technologies, Inc.	4,829	187,413
Mercury Systems, Inc.(a)	3,790	285,160
Moog, Inc., Class A	2,054	177,774
National Presto Industries, Inc.	341	35,082
PAE, Inc.(a)	3,711	33,288
Park Aerospace Corp.	1,544	20,828
Parsons Corp.(a)	1,409	62,461
Spirit AeroSystems Holdings, Inc., Class A(b)	7,279	332,577
Textron, Inc.	15,411	990,003
Triumph Group, Inc.(a)	3,295	55,751
Vectrus, Inc.(a)	1,012	52,978
Virgin Galactic Holdings Inc.(a)(b)	4,538	100,517

		6,556,378

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	4,176	109,912
Atlas Air Worldwide Holdings, Inc.(a)	1,729	117,416
Echo Global Logistics, Inc.(a)	1,592	52,059
Forward Air Corp.	1,932	170,576
Hub Group, Inc., Class A(a)	2,168	142,481
Radiant Logistics, Inc.(a)	2,218	14,816
XPO Logistics, Inc.(a)	6,188	860,875

		1,468,135

Airlines(a) — 0.6%
Alaska Air Group, Inc.	8,250	570,405
Allegiant Travel Co.	872	205,557
American Airlines Group, Inc.	42,124	914,933
Copa Holdings SA, Class A	2,128	184,072
Hawaiian Holdings, Inc.	3,202	80,402
JetBlue Airways Corp.	21,532	438,391
Mesa Air Group, Inc.	2,366	26,641
SkyWest, Inc.	3,372	167,454
Spirit Airlines, Inc.	6,860	245,725

		2,833,580

Auto Components — 1.1%
Adient PLC(a)	6,544	303,249
American Axle & Manufacturing Holdings, Inc.(a)	7,287	67,623
BorgWarner, Inc.	16,546	803,805
Cooper Tire & Rubber Co.	3,553	202,485
Cooper-Standard Holdings, Inc.(a)	1,022	29,679
Dana, Inc.	9,572	242,172
Dorman Products, Inc.(a)	1,778	176,342
Fox Factory Holding Corp.(a)	2,818	431,802
Gentex Corp.	16,779	590,285
Gentherm, Inc.(a)	2,162	153,934
Goodyear Tire & Rubber Co.(a)	15,991	275,205

Security	Shares	Value

Auto Components (continued)
LCI Industries	1,613	$236,305
Lear Corp.	4,101	753,928
Modine Manufacturing Co.(a)	3,208	52,226
Motorcar Parts of America, Inc.(a)	1,186	25,618
Patrick Industries, Inc.	1,482	132,787
Standard Motor Products, Inc.	1,456	62,360
Stoneridge, Inc.(a)	1,892	62,909
Tenneco, Inc., Class A(a)	3,259	32,818
Visteon Corp.(a)	1,997	243,255
XPEL Inc.(a)(b)	1,056	67,690

		4,946,477

Automobiles — 0.3%
Harley-Davidson, Inc.	10,422	504,112
Thor Industries, Inc.	3,636	514,821
Winnebago Industries, Inc.	2,093	167,335
Workhorse Group, Inc.(a)(b)	6,330	78,429

		1,264,697

Banks — 6.4%
1st Constitution Bancorp	645	12,371
1st Source Corp.	1,576	75,002
ACNB Corp.	459	12,622
Allegiance Bancshares, Inc.	1,125	44,550
Altabancorp	1,002	41,833
Amalgamated Financial Corp.	1,325	21,399
Amerant Bancorp, Inc.(a)	1,758	33,314
American National Bankshares, Inc.	660	22,460
Ameris Bancorp	4,116	222,634
Ames National Corp.	530	13,398
Arrow Financial Corp.	987	34,890
Associated Banc-Corp.	11,189	244,927
Atlantic Capital Bancshares, Inc.(a)	1,165	31,164
Atlantic Union Bankshares Corp.	5,679	219,607
Auburn National BanCorp., Inc.	141	5,006
Banc of California, Inc.	2,633	47,131
BancFirst Corp.	1,396	97,036
Bancorp, Inc.(a)	3,411	75,741
BancorpSouth Bank	7,416	219,439
Bank First Corp.	368	26,614
Bank of Commerce Holdings	768	9,915
Bank of Hawaii Corp.	2,808	255,219
Bank of Marin Bancorp	883	31,276
Bank of NT Butterfield & Son Ltd.	3,502	137,348
Bank of Princeton	386	11,522
Bank OZK	8,149	334,028
Bank7 Corp.	125	2,214
BankFinancial Corp.	1,007	10,493
BankUnited, Inc.	5,703	265,817
Bankwell Financial Group, Inc.	342	9,237
Banner Corp.	1,390	79,008
Bar Harbor Bankshares	913	26,167
Baycom Corp.(a)	919	16,625
BCB Bancorp, Inc.	694	9,556
Berkshire Hills Bancorp, Inc.	2,757	61,178
BOK Financial Corp.	2,114	185,905
Boston Private Financial Holdings, Inc.	4,975	73,232
Brookline Bancorp, Inc.	4,667	75,139
Bryn Mawr Bank Corp.	1,679	77,167
Business First Bancshares, Inc.	1,254	29,808
Byline Bancorp, Inc.	1,534	34,822
C&F Financial Corp.	433	18,264
Cadence BanCorp	7,653	170,279
California Bancorp, Inc.(a)	457	7,998

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Cambridge Bancorp	390	$34,144
Camden National Corp.	1,295	61,797
Capital Bancorp, Inc.(a)	548	12,040
Capital City Bank Group, Inc.	884	22,339
Capstar Financial Holdings, Inc.	1,072	20,572
Carter Bankshares, Inc.(a)	1,293	16,744
Cathay General Bancorp	5,688	230,250
CB Financial Services, Inc.	295	6,343
CBTX, Inc.	1,164	36,398
Central Pacific Financial Corp.	715	19,269
Central Valley Community Bancorp	698	13,709
Century Bancorp, Inc., Class A	157	17,937
Chemung Financial Corp.	272	11,560
ChoiceOne Financial Services, Inc.	509	12,491
CIT Group, Inc.	6,739	359,121
Citizens & Northern Corp.	890	21,983
Citizens Holding Co.	270	5,157
City Holding Co.	956	73,994
Civista Bancshares, Inc.	1,055	24,402
CNB Financial Corp.	964	24,543
Coastal Financial Corp.(a)	663	19,738
Codorus Valley Bancorp, Inc.	558	10,267
Colony Bankcorp, Inc.	1,125	17,539
Columbia Banking System, Inc.	4,448	193,621
Comerica, Inc.	9,516	715,223
Commerce Bancshares, Inc.	7,419	577,272
Community Bank System, Inc.	3,296	255,868
Community Bankers Trust Corp.	1,006	8,430
Community Financial Corp.	252	9,102
Community Trust Bancorp, Inc.	1,305	58,151
ConnectOne Bancorp, Inc.	2,666	72,382
County Bancorp, Inc.	307	7,257
CrossFirst Bankshares, Inc.(a)(b)	3,482	51,325
Cullen/Frost Bankers, Inc.	3,943	473,397
Customers Bancorp, Inc.(a)	2,027	69,972
CVB Financial Corp.	8,038	170,486
Dime Community Bancshares, Inc.	2,302	76,242
Eagle Bancorp Montana, Inc.	411	9,613
Eagle Bancorp, Inc.	1,944	103,829
East West Bancorp, Inc.	9,578	729,365
Eastern Bankshares, Inc.	11,671	248,942
Enterprise Bancorp, Inc.	520	18,112
Enterprise Financial Services Corp.	1,912	93,937
Equity Bancshares, Inc., Class A(a)	910	26,627
Esquire Financial Holdings, Inc.(a)	330	7,574
Evans Bancorp, Inc.	678	25,059
Farmers & Merchants Bancorp, Inc./Archbold	981	23,053
Farmers National Banc Corp.	1,941	32,182
FB Financial Corp.	2,281	95,711
Fidelity D&D Bancorp, Inc.	254	14,290
Financial Institutions, Inc.	1,131	36,113
First Bancorp, Inc.	776	21,953
First BanCorp, Puerto Rico	13,250	166,552
First Bancorp/Southern Pines NC	1,695	71,868
First Bancshares, Inc.	1,729	67,638
First Bank/Hamilton	1,830	23,223
First Busey Corp.	3,852	96,223
First Business Financial Services, Inc.	969	25,640
First Capital, Inc.	226	10,188
First Choice Bancorp	535	17,131
First Citizens BancShares, Inc., Class A	427	370,405
First Commonwealth Financial Corp.	5,802	84,071
First Community Bancshares, Inc.	1,696	49,557

Security	Shares	Value

Banks (continued)
First Community Corp.	450	$8,280
First Financial Bancorp	5,970	146,325
First Financial Bankshares, Inc.	8,839	433,818
First Financial Corp.	1,331	58,883
First Foundation, Inc.	3,195	76,041
First Guaranty Bancshares, Inc.	384	6,670
First Hawaiian, Inc.	8,819	242,170
First Horizon Corp.	37,775	690,905
First Internet Bancorp	848	29,129
First Interstate Bancsystem, Inc., Class A	2,888	135,649
First Merchants Corp.	3,863	178,509
First Mid Bancshares, Inc.	1,275	55,513
First Midwest Bancorp, Inc.	6,932	145,364
First Northwest Bancorp	423	7,098
First of Long Island Corp.	1,666	35,469
First Savings Financial Group, Inc.	113	7,774
First United Corp.	412	6,971
First Western Financial, Inc.(a)	373	9,575
Flushing Financial Corp.	2,612	60,781
FNB Corp.	22,956	295,903
FNCB Bancorp, Inc.	991	6,868
Franklin Financial Services Corp.	294	8,864
Fulton Financial Corp.	11,256	191,915
FVCBankcorp, Inc.(a)	1,243	21,864
German American Bancorp, Inc.	1,805	78,211
Glacier Bancorp, Inc.	6,542	385,651
Great Southern Bancorp, Inc.	991	55,902
Great Western Bancorp, Inc.	3,300	109,065
Guaranty Bancshares, Inc.	438	17,038
Hancock Whitney Corp.	6,083	281,278
Hanmi Financial Corp.	1,558	31,627
HarborOne Bancorp, Inc.	4,226	60,474
Hawthorn Bancshares, Inc.	314	6,764
HBT Financial, Inc.	587	10,683
Heartland Financial USA, Inc.	2,414	121,352
Heritage Commerce Corp.	5,173	62,438
Heritage Financial Corp.	2,200	61,820
Hilltop Holdings, Inc.	4,418	155,514
Home BancShares, Inc.	10,755	299,312
HomeTrust Bancshares, Inc.	1,560	42,744
Hope Bancorp, Inc.	6,986	104,860
Horizon Bancorp	3,706	67,968
Howard Bancorp, Inc.(a)	621	10,458
Independent Bank Corp.	3,404	199,446
Independent Bank Group, Inc.	2,476	186,963
International Bancshares Corp.	3,526	167,097
Investar Holding Corp.	724	16,008
Investors Bancorp, Inc.	15,996	234,181
Lakeland Bancorp, Inc.	4,356	78,974
Lakeland Financial Corp.	1,692	110,369
Landmark Bancorp, Inc./Manhattan KS	258	6,205
LCNB Corp.	699	12,666
Level One Bancorp, Inc.	336	9,082
Limestone Bancorp, Inc.(a)	475	7,515
Live Oak Bancshares, Inc.	1,897	121,332
Macatawa Bank Corp.	2,222	21,265
Mackinac Financial Corp.	391	8,485
MainStreet Bancshares, Inc.(a)	295	6,254
Mercantile Bank Corp.	1,072	34,604
Meridian Corp.	328	8,659
Metrocity Bankshares, Inc.	1,059	16,955
Metropolitan Bank Holding Corp.(a)	484	30,419
Mid Penn Bancorp, Inc.	516	13,927

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Middlefield Banc Corp.	353	$7,900
Midland States Bancorp, Inc.	1,389	39,142
MidWestOne Financial Group, Inc.	972	30,676
MVB Financial Corp.	703	28,317
National Bank Holdings Corp., Class A	1,729	68,987
National Bankshares, Inc.	350	12,562
NBT Bancorp, Inc.	2,632	99,726
Nicolet Bankshares, Inc.(a)	780	62,213
Northeast Bank	462	13,015
Northrim BanCorp, Inc.	325	13,861
Norwood Financial Corp.	382	9,737
Oak Valley Bancorp	300	5,322
OceanFirst Financial Corp.	4,183	95,623
OFG Bancorp	3,086	73,107
Ohio Valley Banc Corp.	200	4,476
Old National Bancorp	10,106	191,003
Old Second Bancorp, Inc.	2,326	30,726
Origin Bancorp, Inc.	1,387	60,654
Orrstown Financial Services, Inc.	1,028	24,374
Pacific Premier Bancorp, Inc.	5,038	221,823
PacWest Bancorp	8,228	357,177
Park National Corp.	994	124,339
Parke Bancorp, Inc.	468	9,884
Partners Bancorp	646	4,910
PCB Bancorp	756	11,945
Peapack Gladstone Financial Corp.	1,175	37,600
Penns Woods Bancorp, Inc.	762	18,288
Peoples Bancorp of North Carolina, Inc.	237	5,539
Peoples Bancorp, Inc.	1,308	43,726
Peoples Financial Services Corp.	642	27,381
People’s United Financial, Inc.	28,840	522,869
Pinnacle Financial Partners, Inc.	5,098	446,789
Plumas Bancorp	290	7,700
Popular, Inc.(a)	5,711	422,386
Preferred Bank	921	60,362
Premier Financial Bancorp, Inc.	850	16,099
Primis Financial Corp.	1,386	19,889
Professional Holding Corp., Class A(a)	745	12,844
Prosperity Bancshares, Inc.	6,122	449,110
QCR Holdings, Inc.	1,011	48,750
RBB Bancorp	994	20,954
Red River Bancshares, Inc.	406	22,590
Reliant Bancorp, Inc.	897	24,784
Renasant Corp.	3,359	141,515
Republic Bancorp, Inc., Class A	679	30,507
Republic First Bancorp, Inc.(a)	2,161	8,622
Richmond Mutual BanCorp., Inc.	732	10,006
S&T Bancorp, Inc.	2,342	77,169
Salisbury Bancorp, Inc.	154	7,156
Sandy Spring Bancorp, Inc.	3,219	146,014
SB Financial Group, Inc.	426	7,608
Seacoast Banking Corp. of Florida(a)	3,144	114,284
Select Bancorp, Inc.(a)	788	9,291
ServisFirst Bancshares, Inc.	3,363	212,676
Shore Bancshares, Inc.	727	12,243
Sierra Bancorp	947	25,635
Signature Bank	3,830	963,283
Silvergate Capital Corp., Class A(a)	1,285	137,778
Simmons First National Corp., Class A	6,710	191,235
SmartFinancial, Inc.	880	20,847
South Plains Financial, Inc.	568	12,973
South State Corp.	4,786	403,556

Security	Shares	Value

Banks (continued)
Southern First Bancshares, Inc.(a)	519	$26,728
Southside Bancshares, Inc.	1,938	77,811
Spirit of Texas Bancshares, Inc.	780	18,073
Sterling Bancorp	13,599	341,743
Stock Yards Bancorp, Inc.	1,321	67,582
Summit Financial Group, Inc.	760	19,798
Synovus Financial Corp.	10,107	473,614
TCF Financial Corp.(a)	10,484	477,232
Texas Capital Bancshares, Inc.(a)	3,558	244,186
Tompkins Financial Corp.	891	69,632
TowneBank	5,261	162,986
Trico Bancshares	1,887	87,330
TriState Capital Holdings, Inc.(a)	1,756	41,916
Triumph Bancorp, Inc.(a)	1,465	129,843
Trustmark Corp.	4,312	139,752
UMB Financial Corp.	3,035	294,486
Umpqua Holdings Corp.	16,022	298,650
United Bankshares, Inc.	8,235	323,388
United Community Banks, Inc.	4,295	140,532
United Security Bancshares	1,160	9,605
Unity Bancorp, Inc.	440	9,702
Univest Financial Corp.	1,934	54,017
Valley National Bancorp	27,279	375,632
Veritex Holdings, Inc.	2,924	98,773
Washington Trust Bancorp, Inc.	1,337	68,254
Webster Financial Corp.	6,216	328,889
WesBanco, Inc.	4,482	162,652
West BanCorp., Inc.	1,048	27,520
Westamerica BanCorp	1,623	102,898
Western Alliance Bancorp	6,643	697,980
Wintrust Financial Corp.	3,799	292,903
Zions Bancorp NA	11,196	624,737

		28,457,580

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	605	735,976
Celsius Holdings, Inc.(a)	2,339	134,025
Coca-Cola Consolidated, Inc.	342	100,292
MGP Ingredients, Inc.	939	56,434
National Beverage Corp.	1,565	76,043
NewAge, Inc.(a)	5,979	13,094
Primo Water Corp.	10,483	175,485

		1,291,349

Biotechnology — 5.5%
4D Molecular Therapeutics, Inc.(a)	539	20,859
89bio, Inc.(a)	446	11,725
Abeona Therapeutics, Inc.(a)	4,736	8,383
ACADIA Pharmaceuticals, Inc.(a)	7,341	150,931
Acceleron Pharma, Inc.(a)	3,503	437,770
ADMA Biologics, Inc.(a)(b)	3,350	6,566
Aduro Biotech, Inc.(c)	658	1,974
Adverum Biotechnologies, Inc.(a)	6,357	24,792
Aeglea BioTherapeutics, Inc.(a)	3,606	28,055
Affimed NV(a)	7,715	82,473
Agenus, Inc.(a)(b)	11,715	36,199
Agios Pharmaceuticals, Inc.(a)	4,093	228,389
Akebia Therapeutics, Inc.(a)	8,900	28,391
Akero Therapeutics, Inc.(a)	893	27,504
Akouos, Inc.(a)	1,689	24,018
Albireo Pharma, Inc.(a)	1,045	33,545
Alector, Inc.(a)(b)	2,932	57,174
Aligos Therapeutics, Inc.(a)	629	16,178
Alkermes PLC(a)	11,311	248,899

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Allakos, Inc.(a)	1,827	$199,362
Allogene Therapeutics, Inc.(a)	4,001	123,711
Allovir, Inc.(a)	2,010	47,496
ALX Oncology Holdings, Inc.(a)	1,148	71,934
Amicus Therapeutics, Inc.(a)	16,944	166,729
AnaptysBio, Inc.(a)	1,671	39,018
Anavex Life Sciences Corp.(a)	3,994	48,248
Anika Therapeutics, Inc.(a)	1,146	46,046
Annexon, Inc.(a)	1,779	35,455
Apellis Pharmaceuticals, Inc.(a)	3,979	201,616
Applied Genetic Technologies Corp.(a)	3,266	13,815
Applied Molecular Transport, Inc.(a)	1,460	83,935
Applied Therapeutics, Inc.(a)	753	13,946
Aprea Therapeutics, Inc.(a)	553	2,594
Aptinyx, Inc.(a)	4,424	11,856
Aravive, Inc.(a)	686	3,602
Arcturus Therapeutics Holdings, Inc.(a)	1,356	49,711
Arcus Biosciences, Inc.(a)	2,850	96,187
Arcutis Biotherapeutics, Inc.(a)	1,911	64,018
Ardelyx, Inc.(a)	4,121	30,125
Arena Pharmaceuticals, Inc.(a)	4,121	282,824
Arrowhead Pharmaceuticals, Inc.(a)	7,000	509,320
Assembly Biosciences, Inc.(a)	1,790	7,661
Atara Biotherapeutics, Inc.(a)	5,227	73,492
Athenex, Inc.(a)	4,494	18,021
Athersys, Inc.(a)(b)	12,315	20,566
Atreca, Inc., Class A(a)	1,780	21,253
AVEO Pharmaceuticals, Inc.(a)	1,305	9,200
Avid Bioservices, Inc.(a)(b)	4,096	87,675
Avidity Biosciences, Inc.(a)	2,071	48,544
Avrobio, Inc.(a)	2,591	30,263
Axcella Health, Inc.(a)	889	3,680
Beam Therapeutics, Inc.(a)(b)	2,659	218,038
Beyondspring, Inc.(a)	1,062	11,459
BioAtla, Inc.(a)	783	38,829
BioCryst Pharmaceuticals, Inc.(a)	11,944	138,968
Biohaven Pharmaceutical Holding Co. Ltd.(a)	3,363	252,561
Bioxcel Therapeutics, Inc.(a)(b)	726	24,662
Black Diamond Therapeutics, Inc.(a)(b)	1,126	29,997
Bluebird Bio, Inc.(a)	4,428	132,840
Blueprint Medicines Corp.(a)	3,821	368,039
Bolt Biotherapeutics, Inc.(a)	873	19,520
BrainStorm Cell Therapeutics, Inc.(a)	1,759	6,104
Bridgebio Pharma, Inc.(a)(b)	6,490	362,921
C4 Therapeutics, Inc.(a)	662	21,912
Cabaletta Bio Inc.(a)	849	9,449
Calithera Biosciences, Inc.(a)	3,773	8,187
Calyxt, Inc.(a)	478	2,380
CareDx, Inc.(a)(b)	3,355	265,280
CASI Pharmaceuticals, Inc.(a)	3,905	6,990
Catabasis Pharmaceuticals, Inc.(a)	1,034	2,327
Catalyst Biosciences, Inc.(a)	2,416	12,177
Catalyst Pharmaceuticals, Inc.(a)	9,218	42,218
CEL-SCI Corp.(a)(b)	2,228	53,762
Centogene NV(a)	346	3,761
Checkmate Pharmaceuticals, Inc.(a)	287	2,078
Checkpoint Therapeutics, Inc.(a)	3,452	10,011
ChemoCentryx, Inc.(a)	3,592	173,601
Chimerix, Inc.(a)	4,165	36,277
Chinook Therapeutics, Inc.(a)	841	15,096
Cidara Therapeutics, Inc.(a)	1,880	4,174
Clovis Oncology, Inc.(a)(b)	5,471	32,498
Codiak Biosciences, Inc.(a)	438	8,672

Security	Shares	Value

Biotechnology (continued)
Cohbar, Inc.(a)(b)	2,014	$2,699
Coherus Biosciences, Inc.(a)	4,193	62,056
Concert Pharmaceuticals, Inc.(a)	1,705	7,076
Constellation Pharmaceuticals, Inc.(a)	1,903	41,143
Contra GTX, Inc.(b)(c)	23	24
ContraFect Corp.(a)(b)	1,459	6,463
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	3,727	6,709
Cortexyme, Inc.(a)	976	38,230
Crinetics Pharmaceuticals, Inc.(a)	1,732	29,981
Cue Biopharma, Inc.(a)	1,776	21,543
Cullinan Oncology, Inc.(a)	881	28,597
Cyclerion Therapeutics, Inc.(a)	1,428	3,113
Cytokinetics, Inc.(a)	4,765	121,222
CytomX Therapeutics, Inc.(a)	4,326	40,491
Decibel Therapeutics, Inc.(a)	583	5,317
Deciphera Pharmaceuticals, Inc.(a)(b)	2,512	116,481
Denali Therapeutics, Inc.(a)	4,354	263,156
DermTech, Inc.(a)	705	29,645
Dicerna Pharmaceuticals, Inc.(a)	4,465	139,263
Dyadic International, Inc.(a)	1,100	4,961
Dynavax Technologies Corp.(a)(b)	7,141	71,267
Dyne Therapeutics, Inc.(a)	880	17,318
Eagle Pharmaceuticals, Inc.(a)	647	26,417
Editas Medicine, Inc.(a)(b)	4,439	164,287
Eiger Biopharmaceuticals, Inc.(a)	2,548	21,633
Emergent Biosolutions, Inc.(a)	3,157	192,514
Enanta Pharmaceuticals, Inc.(a)	1,342	68,093
Enochian Biosciences, Inc.(a)(b)	782	2,643
Epizyme, Inc.(a)(b)	6,414	50,093
Esperion Therapeutics, Inc.(a)(b)	1,834	49,426
Evelo Biosciences, Inc.(a)(b)	2,434	32,007
Exelixis, Inc.(a)	21,159	520,935
Exicure, Inc.(a)	3,361	6,621
Fate Therapeutics, Inc.(a)	5,213	455,564
Fennec Pharmaceuticals, Inc.(a)	1,219	7,619
FibroGen, Inc.(a)	5,609	125,193
Flexion Therapeutics, Inc.(a)	2,755	21,379
Foghorn Therapeutics, Inc.(a)	452	4,963
Forma Therapeutics Holdings, Inc.(a)	2,048	55,194
Fortress Biotech, Inc.(a)	3,990	17,237
Frequency Therapeutics, Inc.(a)(b)	1,606	18,646
G1 Therapeutics, Inc.(a)	2,434	51,284
Galectin Therapeutics, Inc.(a)(b)	2,234	9,874
Galera Therapeutics, Inc.(a)	524	4,271
Generation Bio Co.(a)	2,688	98,004
Genprex, Inc.(a)(b)	1,610	6,118
Geron Corp.(a)	17,755	25,745
Global Blood Therapeutics, Inc.(a)	4,279	174,498
GlycoMimetics, Inc.(a)	2,857	6,857
Gossamer Bio, Inc.(a)	3,454	29,843
Gritstone Oncology, Inc.(a)	2,023	18,308
Halozyme Therapeutics, Inc.(a)	8,845	441,808
Harpoon Therapeutics, Inc.(a)	1,025	23,206
Heron Therapeutics, Inc.(a)(b)	5,816	101,664
Homology Medicines, Inc.(a)	2,784	18,848
Hookipa Pharma, Inc.(a)	883	11,956
Horizon Therapeutics PLC(a)	13,295	1,257,973
iBio, Inc.(a)	15,962	21,868
Ideaya Biosciences, Inc.(a)	968	19,892
IGM Biosciences, Inc.(a)	441	31,188
Immunic, Inc.(a)	326	5,007
ImmunityBio, Inc.(a)	2,046	36,316
ImmunoGen, Inc.(a)	12,955	104,417

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Immunovant, Inc.(a)	2,311	$36,236
Inhibrx, Inc.(a)	496	10,580
Inovio Pharmaceuticals, Inc.(a)(b)	12,184	82,973
Inozyme Pharma, Inc.(a)(b)	861	15,911
Insmed, Inc.(a)	7,098	239,416
Intellia Therapeutics, Inc.(a)	3,771	289,500
Intercept Pharmaceuticals, Inc.(a)	1,612	31,885
Invitae Corp.(a)(b)	8,309	289,984
Ionis Pharmaceuticals, Inc.(a)	9,255	396,299
Iovance Biotherapeutics, Inc.(a)	9,257	291,040
Ironwood Pharmaceuticals, Inc.(a)	11,034	121,815
iTeos Therapeutics, Inc.(a)	1,345	31,621
IVERIC bio, Inc.(a)	4,945	34,615
Jounce Therapeutics, Inc.(a)	1,162	10,958
Kadmon Holdings, Inc.(a)(b)	10,677	43,349
KalVista Pharmaceuticals, Inc.(a)	1,310	32,711
Karuna Therapeutics, Inc.(a)(b)	983	109,123
Karyopharm Therapeutics, Inc.(a)	4,712	44,010
Keros Therapeutics, Inc.(a)	804	47,275
Kezar Life Sciences, Inc.(a)	2,048	11,940
Kindred Biosciences, Inc.(a)	2,368	11,840
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,600	26,336
Kinnate Biopharma, Inc.(a)	922	24,728
Kodiak Sciences, Inc.(a)	2,180	263,431
Kronos Bio, Inc.(a)(b)	904	24,471
Krystal Biotech, Inc.(a)(b)	1,008	80,076
Kura Oncology, Inc.(a)	4,135	111,356
Kymera Therapeutics, Inc.(a)	621	28,287
La Jolla Pharmaceutical Co.(a)(b)	861	3,823
Lexicon Pharmaceuticals, Inc.(a)	3,465	16,840
Ligand Pharmaceuticals, Inc.(a)	950	138,595
LogicBio Therapeutics, Inc.(a)	1,052	5,807
MacroGenics, Inc.(a)	3,752	121,415
Madrigal Pharmaceuticals, Inc.(a)	671	91,323
Magenta Therapeutics, Inc.(a)	1,255	14,621
MannKind Corp.(a)	15,215	69,533
Marker Therapeutics, Inc.(a)	1,128	2,888
MediciNova, Inc.(a)(b)	2,910	12,775
MEI Pharma, Inc.(a)	6,633	24,210
MeiraGTx Holdings PLC(a)	1,719	25,751
Mersana Therapeutics, Inc.(a)	3,304	52,633
Metacrine, Inc.(a)	1,284	4,982
Minerva Neurosciences, Inc.(a)(b)	1,952	4,646
Mirati Therapeutics, Inc.(a)	2,943	489,185
Mirum Pharmaceuticals, Inc.(a)	259	5,061
Molecular Templates, Inc.(a)	1,626	15,219
Morphic Holding, Inc.(a)	961	53,239
Mustang Bio, Inc.(a)	3,867	12,490
Myriad Genetics, Inc.(a)	4,824	145,781
Natera, Inc.(a)	5,139	565,393
Neoleukin Therapeutics, Inc.(a)	1,983	24,768
NeuBase Therapeutics, Inc.(a)	974	5,873
Neurocrine Biosciences, Inc.(a)	6,344	599,445
NexImmune, Inc.(a)(b)	495	9,558
NextCure, Inc.(a)	869	7,621
Nkarta, Inc.(a)	1,377	43,857
Novavax, Inc.(a)	4,176	989,420
Nurix Therapeutics Inc.(a)	1,606	55,921
Nymox Pharmaceutical Corp.(a)(b)	2,224	4,426
Olema Pharmaceuticals, Inc.(a)	823	23,085
Oncocyte Corp.(a)	5,168	26,564
Oncorus, Inc.(a)	405	6,500
OPKO Health, Inc.(a)	29,445	120,724

Security	Shares	Value

Biotechnology (continued)
Organogenesis Holdings, Inc.(a)	1,652	$36,939
Orgenesis, Inc.(a)	1,020	4,784
ORIC Pharmaceuticals, Inc.(a)	1,364	32,913
Ovid therapeutics, Inc.(a)	2,415	8,863
Oyster Point Pharma, Inc.(a)(b)	393	8,115
Passage Bio, Inc.(a)(b)	1,999	37,501
PhaseBio Pharmaceuticals, Inc.(a)	571	1,730
Pieris Pharmaceuticals, Inc.(a)(b)	2,480	5,357
PMV Pharmaceuticals, Inc.(a)	842	28,401
Poseida Therapeutics, Inc.(a)	2,333	21,837
Praxis Precision Medicines, Inc.(a)	683	20,941
Precigen, Inc.(a)(b)	5,265	40,725
Precision BioSciences, Inc.(a)	3,416	31,735
Prelude Therapeutics, Inc.(a)	1,027	42,559
Protagonist Therapeutics, Inc.(a)	2,317	67,054
Prothena Corp. PLC(a)	1,951	51,780
PTC Therapeutics, Inc.(a)(b)	4,063	167,436
Puma Biotechnology, Inc.(a)	1,922	18,951
Radius Health, Inc.(a)	3,605	80,391
Rapt Therapeutics, Inc.(a)	701	15,380
REGENXBIO, Inc.(a)	2,672	92,692
Relay Therapeutics, Inc.(a)	3,016	95,637
Replimune Group, Inc.(a)	1,488	54,446
Revolution Medicines, Inc.(a)	2,810	93,264
Rhythm Pharmaceuticals, Inc.(a)	2,574	55,495
Rigel Pharmaceuticals, Inc.(a)	10,638	39,573
Rocket Pharmaceuticals, Inc.(a)(b)	2,495	114,371
Rubius Therapeutics, Inc.(a)(b)	2,493	62,375
Sage Therapeutics, Inc.(a)	3,582	282,118
Sana Biotechnology, Inc.(a)(b)	1,783	38,334
Sangamo Therapeutics, Inc.(a)	7,486	88,185
Sarepta Therapeutics, Inc.(a)	5,269	373,256
Savara, Inc.(a)	1,819	3,456
Scholar Rock Holding Corp.(a)	1,743	56,386
Selecta Biosciences, Inc.(a)	3,826	11,478
Sensei Biotherapeutics, Inc.(a)	626	8,288
Seres Therapeutics, Inc.(a)	3,300	68,673
Shattuck Labs, Inc.(a)	808	30,445
Sigilon Therapeutics, Inc.(a)	571	7,937
Silverback Therapeutics, Inc.(a)	857	27,467
Soleno Therapeutics, Inc.(a)	2,648	3,204
Solid Biosciences, Inc.(a)	1,699	8,648
Sorrento Therapeutics, Inc.(a)(b)	16,291	134,075
Spectrum Pharmaceuticals, Inc.(a)(b)	8,727	27,141
Spero Therapeutics, Inc.(a)(b)	1,377	18,948
SpringWorks Therapeutics, Inc.(a)	1,658	119,144
Spruce Biosciences, Inc.(a)	432	6,998
SQZ Biotechnologies Co.(a)	278	3,414
Stoke Therapeutics, Inc.(a)	896	28,941
Sutro Biopharma, Inc.(a)	2,247	46,086
Syndax Pharmaceuticals, Inc.(a)	1,735	27,656
Syros Pharmaceuticals, Inc.(a)	2,672	16,139
Taysha Gene Therapies, Inc.(a)(b)	535	13,808
TCR2 Therapeutics, Inc.(a)	1,899	43,126
TG Therapeutics, Inc.(a)	8,051	359,960
Translate Bio, Inc.(a)	4,660	108,205
Travere Therapeutics, Inc.(a)	4,181	103,354
Turning Point Therapeutics, Inc.(a)	2,491	189,889
Twist Bioscience Corp.(a)(b)	3,224	432,629
Tyme Technologies, Inc.(a)	3,461	5,365
Ultragenyx Pharmaceutical, Inc.(a)	4,315	481,727
United Therapeutics Corp.(a)	2,948	594,199
UNITY Biotechnology, Inc.(a)	1,938	9,632

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
UroGen Pharma Ltd.(a)(b)	1,219	$23,710
Vanda Pharmaceuticals, Inc.(a)	3,589	59,577
Vaxart, Inc.(a)(b)	3,214	34,647
Vaxcyte, Inc.(a)	1,906	35,394
VBI Vaccines, Inc.(a)(b)	10,817	34,074
Veracyte, Inc.(a)(b)	4,625	230,094
Verastem, Inc.(a)	14,036	43,091
Vericel Corp.(a)	3,096	193,252
Viking Therapeutics, Inc.(a)(b)	3,796	24,256
Vir Biotechnology, Inc.(a)	3,749	178,977
Vor BioPharma, Inc.(a)	784	22,093
Voyager Therapeutics, Inc.(a)	1,522	7,336
X4 Pharmaceuticals, Inc.(a)	810	6,788
XBiotech, Inc.(a)(b)	868	14,825
Xencor, Inc.(a)	4,195	178,539
XOMA Corp.(a)	347	13,207
Y-mAbs Therapeutics, Inc.(a)	2,208	66,395
Zentalis Pharmaceuticals, Inc.(a)(b)	1,771	105,056
ZIOPHARM Oncology, Inc.(a)	14,916	51,609

		24,614,894

Building Products — 2.0%
A O Smith Corp.	8,964	607,311
AAON, Inc.	2,727	178,373
Advanced Drainage Systems, Inc.	3,784	422,521
Allegion PLC	6,315	848,610
Alpha Pro Tech Ltd.(a)	711	6,371
American Woodmark Corp.(a)	1,207	120,048
Apogee Enterprises, Inc.	1,618	56,840
Armstrong World Industries, Inc.	3,180	329,607
AZEK Co., Inc.(a)	6,302	304,260
Builders FirstSource, Inc.(a)	13,864	674,761
Caesarstone Ltd.	1,412	19,711
Cornerstone Building Brands, Inc.(a)	2,682	37,709
CSW Industrials, Inc.	965	130,671
Fortune Brands Home & Security, Inc.	9,357	982,298
Gibraltar Industries, Inc.(a)	2,305	211,737
Griffon Corp.	3,322	90,093
Insteel Industries, Inc.	1,155	44,040
JELD-WEN Holding, Inc.(a)	4,770	139,141
Lennox International, Inc.	2,358	790,732
Masonite International Corp.(a)	1,638	206,863
Owens Corning	7,328	709,424
PGT Innovations, Inc.(a)	4,002	105,373
Quanex Building Products Corp.	2,574	70,244
Resideo Technologies, Inc.(a)	9,947	298,509
Simpson Manufacturing Co., Inc.	2,978	335,621
Trex Co., Inc.(a)	7,793	841,566
UFP Industries, Inc.	4,095	344,144

		8,906,578

Capital Markets — 2.0%
Affiliated Managers Group, Inc.	3,036	489,312
Ares Management Corp., Class A	7,116	373,732
Artisan Partners Asset Management, Inc., Class A	3,881	197,620
Assetmark Financial Holdings, Inc.(a)	976	21,980
Associated Capital Group, Inc., Class A	121	4,323
B. Riley Financial, Inc.	1,454	103,656
BGC Partners, Inc., Class A	21,721	115,121
Blucora, Inc.(a)	3,926	56,515
Brightsphere Investment Group, Inc.	4,203	94,610
Carlyle Group, Inc.	7,868	335,649
Cohen & Steers, Inc.	1,711	116,382

Security	Shares	Value

Capital Markets (continued)
Cowen, Inc., Class A	1,693	$66,857
Diamond Hill Investment Group, Inc.	188	32,148
Donnelley Financial Solutions, Inc.(a)	1,944	59,409
Evercore, Inc., Class A	2,616	366,580
FactSet Research Systems, Inc.	2,552	858,033
Federated Hermes, Inc.	6,312	181,786
Focus Financial Partners, Inc., Class A(a)	2,592	121,979
GAMCO Investors, Inc., Class A	288	5,668
Greenhill & Co., Inc.	761	11,552
Hamilton Lane, Inc., Class A	2,109	190,759
Houlihan Lokey, Inc.	3,590	237,909
Invesco Ltd.	25,691	693,657
Jefferies Financial Group, Inc.	15,109	491,194
Lazard Ltd., Class A	6,910	310,881
LPL Financial Holdings, Inc.	5,386	843,986
Moelis & Co., Class A	3,520	191,066
Morningstar, Inc.	1,487	394,070
Oppenheimer Holdings, Inc., Class A	592	30,293
Piper Sandler Cos	1,258	145,915
PJT Partners, Inc., Class A	1,618	118,972
Pzena Investment Management, Inc., Class A	1,161	12,225
Safeguard Scientifics, Inc.(a)	1,114	6,862
Sculptor Capital Management, Inc.	1,201	27,311
SEI Investments Co.	7,671	471,306
Siebert Financial Corp.(a)	466	1,869
Silvercrest Asset Management Group, Inc., Class A	714	9,932
StepStone Group, Inc., Class A	1,451	48,318
Stifel Financial Corp.	6,827	472,360
StoneX Group, Inc.(a)	1,208	76,732
Value Line, Inc.	72	2,199
Virtu Financial, Inc., Class A	4,298	127,350
Virtus Investment Partners, Inc.	524	143,293
Waddell & Reed Financial, Inc., Class A	4,130	103,167
Westwood Holdings Group, Inc.	391	7,073
WisdomTree Investments, Inc.	10,776	73,115

		8,844,726

Chemicals — 2.5%
Advanced Emissions Solutions, Inc.(a)	699	3,285
AdvanSix, Inc.(a)	1,685	49,000
AgroFresh Solutions, Inc.(a)(b)	1,675	3,551
Albemarle Corp.	7,899	1,328,375
American Vanguard Corp.	1,787	35,347
Amyris, Inc.(a)(b)	7,929	115,446
Ashland Global Holdings, Inc.	3,821	329,408
Avient Corp.	6,317	320,714
Axalta Coating Systems Ltd.(a)	14,253	454,528
Balchem Corp.	2,126	270,406
Cabot Corp.	3,938	216,117
CF Industries Holdings, Inc.	14,550	707,566
Chase Corp.	457	54,127
Chemours Co.	11,257	339,961
Element Solutions, Inc.	14,578	318,967
Ferro Corp.(a)	6,112	101,826
FutureFuel Corp.	1,853	23,533
GCP Applied Technologies, Inc.(a)	3,508	90,121
Hawkins, Inc.	1,158	38,619
HB Fuller Co.	3,582	239,349
Huntsman Corp.	13,773	394,872
Ingevity Corp.(a)	2,750	214,720
Innospec, Inc.	1,715	167,058
Intrepid Potash, Inc.(a)	619	19,907
Koppers Holdings, Inc.(a)	1,316	43,744

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Kraton Corp.(a)	2,345	$83,857
Kronos Worldwide, Inc.	1,507	25,619
Livent Corp.(a)	9,928	178,903
Marrone Bio Innovations, Inc.(a)	4,139	6,995
Minerals Technologies, Inc.	2,493	194,803
Mosaic Co.	23,572	829,263
NewMarket Corp.	452	156,659
Olin Corp.	9,653	415,369
Orion Engineered Carbons SA(a)	4,326	85,914
PQ Group Holdings, Inc.	2,294	32,116
Quaker Chemical Corp.	925	224,174
Rayonier Advanced Materials, Inc.(a)	3,922	35,651
RPM International, Inc.	8,739	828,807
Scotts Miracle-Gro Co.	2,763	638,695
Sensient Technologies Corp.	2,773	228,052
Stepan Co.	1,432	187,105
Trecora Resources(a)(b)	1,690	12,827
Tredegar Corp.	1,634	23,889
Trinseo SA	2,556	158,242
Tronox Holdings PLC, Class A	7,144	151,453
Valvoline, Inc.	12,165	381,981
Westlake Chemical Corp.	2,210	207,497
WR Grace & Co.	3,919	269,353

		11,237,771

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	4,461	229,340
ACCO Brands Corp.	5,652	48,494
ADT, Inc.	9,869	90,795
Brady Corp., Class A	3,237	176,643
BrightView Holdings, Inc.(a)	2,339	41,938
Brink’s Co.	3,311	264,615
Casella Waste Systems, Inc., Class A(a)	3,349	224,751
CECO Environmental Corp.(a)	2,022	14,761
Cimpress PLC(a)	1,159	110,406
Clean Harbors, Inc.(a)	3,449	306,823
CoreCivic, Inc.	8,506	66,092
Covanta Holding Corp.	8,210	123,478
Deluxe Corp.	3,045	134,041
Driven Brands Holdings, Inc.(a)	2,355	67,165
Ennis, Inc.	2,294	47,555
Harsco Corp.(a)	5,530	99,153
Healthcare Services Group, Inc.	5,008	149,990
Heritage-Crystal Clean, Inc.(a)	944	27,112
Herman Miller, Inc.	3,975	164,963
HNI Corp.	3,106	131,508
IAA, Inc.(a)	9,171	576,031
Interface, Inc.	3,654	46,917
KAR Auction Services, Inc.	9,235	138,433
Kimball International, Inc., Class B	2,253	32,849
Knoll, Inc.	3,156	75,428
Matthews International Corp., Class A	2,257	93,395
Montrose Environmental Group Inc.(a)	1,434	77,737
MSA Safety, Inc.	2,508	403,186
NL Industries, Inc.	244	1,732
Pitney Bowes, Inc.	10,832	80,915
Quad/Graphics, Inc.(a)	2,347	8,449
SP Plus Corp.(a)	1,600	54,928
Steelcase, Inc., Class A	5,860	80,868
Stericycle, Inc.(a)	6,070	463,020
Team, Inc.(a)	1,914	18,891
Tetra Tech, Inc.	3,669	468,274

Security	Shares	Value

Commercial Services & Supplies (continued)
UniFirst Corp.	1,050	$235,399
US Ecology, Inc.(a)	2,294	97,403
Viad Corp.	1,268	52,825
Vidler Water Resouces, Inc.(a)	400	3,620
VSE Corp.	593	25,588

		5,555,511

Communications Equipment — 0.6%
ADTRAN, Inc.	2,942	50,279
Applied Optoelectronics, Inc.(a)	1,269	9,403
CalAmp Corp.(a)	2,231	30,676
Calix, Inc.(a)	3,563	150,679
Cambium Networks Corp.(a)	554	33,240
Casa Systems, Inc.(a)(b)	2,392	18,765
Ciena Corp.(a)	10,357	522,718
Clearfield, Inc.(a)	706	24,251
CommScope Holding Co., Inc.(a)	13,789	226,829
Comtech Telecommunications Corp.	1,554	37,265
Digi International, Inc.(a)	1,791	32,005
DZS, Inc.(a)	819	12,301
EchoStar Corp., Class A(a)	3,470	84,842
Extreme Networks, Inc.(a)	7,323	83,336
Genasys, Inc.(a)	1,880	11,750
Harmonic, Inc.(a)	6,824	53,364
Infinera Corp.(a)	11,160	102,895
Inseego Corp.(a)(b)	5,195	46,132
KVH Industries, Inc.(a)	1,018	13,631
Lumentum Holdings, Inc.(a)	5,169	439,624
NETGEAR, Inc.(a)(b)	2,119	78,848
NetScout Systems, Inc.(a)	4,698	123,064
PCTEL, Inc.	1,047	6,994
Plantronics, Inc.(a)	2,614	104,534
Resonant, Inc.(a)	2,823	9,231
Ribbon Communications, Inc.(a)	4,176	28,188
ViaSat, Inc.(a)(b)	4,214	218,243
Viavi Solutions, Inc.(a)	15,176	248,279

		2,801,366

Construction & Engineering — 1.1%
AECOM(a)	9,585	636,732
Aegion Corp.(a)	2,367	71,247
Ameresco, Inc., Class A(a)	1,618	85,414
API Group Corp.(a)(d)	9,410	200,057
Arcosa, Inc.	3,223	194,315
Argan, Inc.	893	44,784
Comfort Systems USA, Inc.	2,395	197,252
Concrete Pumping Holdings, Inc.(a)	1,248	10,146
Construction Partners, Inc., Class A(a)	2,038	64,666
Dycom Industries, Inc.(a)	2,033	190,716
EMCOR Group, Inc.	3,665	439,067
Fluor Corp.(a)	9,916	227,870
Granite Construction, Inc.	3,117	118,758
Great Lakes Dredge & Dock Corp.(a)	4,246	66,662
HC2 Holdings, Inc.(a)	3,852	16,178
IES Holdings, Inc.(a)	549	28,982
MasTec, Inc.(a)	3,875	404,395
Matrix Service Co.(a)	1,644	21,717
MYR Group, Inc.(a)	1,166	90,831
Northwest Pipe Co.(a)	587	19,529
NV5 Global, Inc.(a)	685	61,739
Primoris Services Corp.	3,418	111,632
Quanta Services, Inc.	9,261	894,983
Sterling Construction Co., Inc.(a)	1,718	35,820

7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Tutor Perini Corp.(a)	2,825	$45,482
Valmont Industries, Inc.	1,443	356,205
WillScot Mobile Mini Holdings Corp.(a)(b)	11,441	334,878

		4,970,057

Construction Materials — 0.2%
Eagle Materials, Inc.(a)	2,814	388,726
Forterra, Inc.(a)	1,997	46,850
Summit Materials, Inc., Class A(a)	7,601	218,833
United States Lime & Minerals, Inc.	103	14,232
US Concrete, Inc.(a)	1,091	69,180

		737,821

Consumer Finance — 0.9%
Ally Financial, Inc.	25,446	1,309,197
Atlanticus Holdings Corp.(a)	357	11,160
Credit Acceptance Corp.(a)	657	259,377
Curo Group Holdings Corp.	1,262	18,072
Encore Capital Group, Inc.(a)	2,103	82,732
Enova International, Inc.(a)	2,559	87,620
Ezcorp, Inc., Class A(a)	3,073	17,301
FirstCash, Inc.	2,728	196,498
Green Dot Corp., Class A(a)	3,218	147,256
LendingClub Corp.(a)	4,839	74,472
LendingTree, Inc.(a)(b)	728	150,325
Navient Corp.	12,613	212,277
Nelnet, Inc., Class A	1,249	92,713
OneMain Holdings, Inc.	5,017	285,317
Oportun Financial Corp.(a)	1,105	23,989
PRA Group, Inc.(a)	3,161	119,106
PROG Holdings, Inc.	4,703	239,571
Regional Management Corp.	498	19,287
Santander Consumer USA Holdings, Inc.	4,785	162,403
SLM Corp.	25,446	500,268
Upstart Holdings Inc(a)(b)	936	102,043
World Acceptance Corp.(a)	292	38,176

		4,149,160

Containers & Packaging — 1.4%
AptarGroup, Inc.	4,358	657,230
Ardagh Group SA	1,258	33,790
Avery Dennison Corp.	5,647	1,209,418
Berry Global Group, Inc.(a)	9,151	582,187
Crown Holdings, Inc.	8,793	965,471
Graphic Packaging Holding Co.	17,789	329,986
Greif, Inc., Class A	1,750	105,893
Greif, Inc., Class B	451	26,974
Myers Industries, Inc.	2,130	48,053
O-I Glass, Inc.(a)	10,665	175,866
Packaging Corp. of America	6,365	939,792
Pactiv Evergreen, Inc.	2,709	39,876
Ranpak Holdings Corp.(a)	2,256	43,383
Sealed Air Corp.	10,546	520,972
Silgan Holdings, Inc.	5,221	220,170
Sonoco Products Co.	6,917	452,787
UFP Technologies, Inc.(a)	418	20,925

		6,372,773

Distributors — 0.3%
Core-Mark Holding Co., Inc.	3,022	128,616
Funko, Inc., Class A(a)	1,598	34,421
Greenlane Holdings, Inc., Class A(a)(b)	193	849

Security	Shares	Value

Distributors (continued)
Pool Corp.	2,649	$1,119,256
Weyco Group, Inc.	539	10,602

		1,293,744

Diversified Consumer Services — 1.0%
2U, Inc.(a)	4,645	182,316
Adtalem Global Education, Inc.(a)	3,520	120,771
American Public Education, Inc.(a)	956	29,120
Aspen Group, Inc.(a)	2,268	10,818
Bright Horizons Family Solutions, Inc.(a)	4,067	589,024
Carriage Services, Inc.	1,056	39,262
Chegg, Inc.(a)	8,931	806,737
frontdoor, Inc.(a)	5,931	317,487
Graham Holdings Co., Class B	274	174,157
Grand Canyon Education, Inc.(a)	3,226	349,344
H&R Block, Inc.	12,373	275,423
Houghton Mifflin Harcourt Co.(a)	7,048	63,996
Laureate Education, Inc., Class A(a)	7,280	100,100
OneSpaWorld Holdings Ltd.(a)	2,857	30,441
Perdoceo Education Corp.(a)	4,266	49,742
Regis Corp.(a)(b)	1,614	20,885
Service Corp. International	11,471	613,010
Strategic Education, Inc.	1,629	122,273
Stride, Inc.(a)	2,699	77,272
Terminix Global Holdings, Inc.(a)	9,138	465,033
Universal Technical Institute, Inc.(a)	1,669	9,397
Vivint Smart Home, Inc.(a)	5,387	64,536
WW International, Inc.(a)(b)	3,184	88,324

		4,599,468

Diversified Financial Services — 0.2%
Alerus Financial Corp.	903	25,961
A-Mark Precious Metals, Inc.	279	10,398
Banco Latinoamericano de Comercio Exterior SA, Class E	1,922	28,369
Cannae Holdings, Inc.(a)	5,669	225,059
GWG Holdings, Inc.(a)(b)	159	1,129
Marlin Business Services Corp.	464	10,463
SWK Holdings Corp.(a)	357	5,600
Voya Financial, Inc.	8,469	574,368

		881,347

Diversified Telecommunication Services — 0.3%
Alaska Communications Systems Group, Inc.(a)	3,280	10,857
Anterix, Inc.(a)	784	37,099
ATN International, Inc.	687	31,313
Bandwidth, Inc., Class A(a)(b)	1,275	168,555
Cincinnati Bell, Inc.(a)	2,925	45,133
Cogent Communications Holdings, Inc.	2,846	214,901
Consolidated Communications Holdings, Inc.(a)	4,694	33,797
IDT Corp., Class B(a)	1,396	33,518
Iridium Communications, Inc.(a)	8,016	304,528
Liberty Latin America Ltd., Class A(a)	2,582	35,851
Liberty Latin America Ltd., Class C(a)	10,976	153,115
Ooma, Inc.(a)	1,323	21,869
ORBCOMM, Inc.(a)	5,708	65,414
Vonage Holdings Corp.(a)	16,270	220,459

		1,376,409

Electric Utilities — 1.0%
ALLETE, Inc.	3,438	241,898
Genie Energy Ltd., Class B	578	3,237
Hawaiian Electric Industries, Inc.	7,406	318,902
IDACORP, Inc.	3,471	355,708

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
MGE Energy, Inc.	2,419	$180,965
NRG Energy, Inc.	16,770	600,701
OGE Energy Corp.	13,812	463,531
Otter Tail Corp.	2,622	123,837
PG&E Corp.(a)	90,529	1,024,788
Pinnacle West Capital Corp.	7,572	640,970
PNM Resources, Inc.	5,779	285,252
Portland General Electric Co.	6,032	306,788
Spark Energy, Inc., Class A	861	9,109

		4,555,686

Electrical Equipment — 1.7%
Acuity Brands, Inc.(b)	2,370	439,682
Allied Motion Technologies, Inc.	430	22,381
American Superconductor Corp.(a)	2,042	33,632
Array Technologies, Inc.(a)	8,597	242,092
Atkore, Inc.(a)	3,134	245,330
AZZ, Inc.	1,945	102,385
Bloom Energy Corp., Class A(a)	5,813	150,964
Encore Wire Corp.	1,542	115,157
EnerSys	2,925	267,871
FuelCell Energy, Inc.(a)(b)	20,779	201,764
Generac Holdings, Inc.(a)(b)	4,168	1,350,224
GrafTech International Ltd.	11,216	142,668
Hubbell, Inc.	3,678	706,213
LSI Industries, Inc.	1,465	12,042
nVent Electric PLC	10,405	316,832
Orion Energy Systems, Inc.(a)	1,574	9,475
Plug Power, Inc.(a)(b)	28,119	801,673
Powell Industries, Inc.	551	19,417
Preformed Line Products Co.	205	13,571
Regal Beloit Corp.	2,782	401,804
Sensata Technologies Holding PLC(a)	10,542	608,695
Shoals Technologies Group, Inc., Class A(a)	5,829	186,936
Sunrun, Inc.(a)	10,743	526,407
Thermon Group Holdings, Inc.(a)	2,305	44,025
TPI Composites, Inc.(a)	2,051	109,011
Ultralife Corp.(a)	647	5,111
Vertiv Holdings Co.	16,357	371,304
Vicor Corp.(a)	1,288	118,792

		7,565,458

Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.(a)(b)	525	27,820
Akoustis Technologies, Inc.(a)	2,615	29,366
Arlo Technologies, Inc.(a)	4,912	30,111
Arrow Electronics, Inc.(a)	5,044	575,369
Avnet, Inc.	6,760	296,899
Badger Meter, Inc.	1,974	184,352
Bel Fuse, Inc., Class B	719	14,330
Belden, Inc.	2,987	129,277
Benchmark Electronics, Inc.	2,522	75,710
Cognex Corp.	11,348	977,290
Coherent, Inc.(a)	1,670	434,183
CTS Corp.	1,965	63,902
Daktronics, Inc.(a)	2,403	14,827
ePlus, Inc.(a)	1,009	101,263
Fabrinet(a)	2,477	212,081
FARO Technologies, Inc.(a)	1,310	99,357
FLIR Systems, Inc.	8,908	534,213
II-VI, Inc.(a)(b)	6,960	467,294
Insight Enterprises, Inc.(a)	2,384	239,282
Intellicheck, Inc.(a)	926	9,232
Iteris, Inc.(a)	2,183	14,735

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Itron, Inc.(a)	3,012	$270,899
Jabil, Inc.	10,013	524,881
Kimball Electronics, Inc.(a)	1,481	34,078
Knowles Corp.(a)	6,153	128,598
Littelfuse, Inc.	1,632	432,872
Luna Innovations, Inc.(a)	1,652	18,734
Methode Electronics, Inc.	2,623	117,851
Napco Security Technologies, Inc.(a)	1,155	38,473
National Instruments Corp.	8,903	368,673
nLight, Inc.(a)	2,596	76,167
Novanta, Inc.(a)	2,367	311,758
OSI Systems, Inc.(a)	1,088	105,068
PAR Technology Corp.(a)(b)	1,313	107,850
PC Connection, Inc.	673	30,521
Plexus Corp.(a)	1,987	183,678
Powerfleet, Inc.(a)	3,423	25,878
Research Frontiers, Inc.(a)	1,490	3,814
Rogers Corp.(a)	1,224	239,708
Sanmina Corp.(a)	4,267	174,264
ScanSource, Inc.(a)	1,486	44,922
SYNNEX Corp.	2,785	337,542
Trimble, Inc.(a)	17,009	1,394,738
TTM Technologies, Inc.(a)	7,013	105,195
Vishay Intertechnology, Inc.	9,226	226,683
Vishay Precision Group, Inc.(a)	757	24,133
Wrap Technologies, Inc.(a)(b)	783	4,604

		9,862,475

Energy Equipment & Services — 0.4%
Archrock, Inc.	8,171	76,317
Aspen Aerogels, Inc.(a)	1,624	29,605
Bristow Group, Inc.(a)	470	12,436
Cactus, Inc., Class A	3,601	107,346
ChampionX Corp.(a)	12,293	258,276
DMC Global, Inc.(a)(b)	929	50,166
Dril-Quip, Inc.(a)	2,359	72,303
Exterran Corp.(a)	1,875	6,150
Frank’s International NV(a)	13,396	43,537
Helix Energy Solutions Group, Inc.(a)	9,371	40,202
Helmerich & Payne, Inc.	7,062	180,999
Liberty Oilfield Services, Inc., Class A(a)	5,701	66,702
Nabors Industries Ltd.	479	38,727
National Energy Services Reunited Corp.(a)	1,224	15,533
Newpark Resources, Inc.(a)	5,916	16,801
NexTier Oilfield Solutions, Inc.(a)	11,147	40,018
NOV, Inc.	27,026	404,039
Oceaneering International, Inc.(a)	6,657	71,563
Oil States International, Inc.(a)	4,122	23,124
Patterson-UTI Energy, Inc.	11,786	79,673
ProPetro Holding Corp.(a)	4,779	46,022
RPC, Inc.(a)	3,965	19,270
Select Energy Services, Inc., Class A(a)	3,726	17,997
Solaris Oilfield Infrastructure, Inc., Class A	2,026	22,164
Tidewater, Inc.(a)	3,199	39,220
Transocean Ltd.(a)(b)	39,345	126,691
U.S. Silica Holdings, Inc.(a)	5,349	56,967

		1,961,848

Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(b)	25,063	251,382
Cinemark Holdings, Inc.(a)	7,613	161,396
Eros STX Global Corp.(a)	10,953	14,239
Gaia, Inc.(a)(b)	903	9,518
IMAX Corp.(a)	3,790	78,150

9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class A(a)	524	$14,667
Liberty Media Corp.-Liberty Braves, Class C(a)	2,866	79,359
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,798	74,473
Liberty Media Corp.-Liberty Formula One, Class C(a)	13,506	633,972
Lions Gate Entertainment Corp., Class A(a)	4,069	58,878
Lions Gate Entertainment Corp., Class B(a)	7,535	94,941
LiveXLive Media, Inc.(a)(b)	2,895	12,420
Madison Square Garden Entertainment Corp.(a)	1,263	114,440
Madison Square Garden Sports Corp.(a)	1,335	246,761
Marcus Corp.(a)	1,514	30,219
World Wrestling Entertainment, Inc., Class A	3,119	171,888
Zynga, Inc., Class A(a)	60,156	650,888

		2,697,591

Equity Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust	5,254	109,756
Agree Realty Corp.	4,220	296,919
Alexander & Baldwin, Inc.(a)	5,593	102,520
Alexander’s, Inc.	134	37,150
Alpine Income Property Trust, Inc.	394	7,175
American Assets Trust, Inc.	3,698	129,615
American Campus Communities, Inc.	9,100	411,411
American Finance Trust, Inc.	9,154	91,632
American Homes Rent, Class A	18,426	682,499
Americold Realty Trust	16,323	659,286
Apartment Income REIT Corp.	10,150	458,272
Apartment Investment and Management Co., Class A	11,111	77,110
Apple Hospitality REIT, Inc.	14,440	229,018
Armada Hoffler Properties, Inc.	3,407	46,437
Bluerock Residential Growth REIT, Inc.	1,532	14,523
Brandywine Realty Trust	11,993	162,265
Brixmor Property Group, Inc.	20,392	455,557
Broadstone Net Lease, Inc.	2,735	55,192
BRT Apartments Corp.	862	16,231
Camden Property Trust	6,374	767,940
CareTrust REIT, Inc.	5,738	138,745
Catchmark Timber Trust, Inc., Class A	2,829	32,901
Centerspace	810	57,016
Chatham Lodging Trust(a)	2,888	40,057
CIM Commercial Trust Corp.	546	6,115
City Office REIT, Inc.	2,726	29,795
Clipper Realty, Inc.	722	5,942
Colony Capital, Inc.	32,112	224,784
Columbia Property Trust, Inc.	8,202	147,718
Community Healthcare Trust, Inc.	1,724	87,786
CorEnergy Infrastructure Trust, Inc.	617	3,739
CorePoint Lodging, Inc.(a)	2,385	23,826
CoreSite Realty Corp.	2,650	321,949
Corporate Office Properties Trust	7,650	214,506
Cousins Properties, Inc.	10,189	373,631
CTO Realty Growth, Inc.	578	30,634
CubeSmart	13,105	554,866
CyrusOne, Inc.	8,173	595,240
DiamondRock Hospitality Co.(a)	12,398	129,187
Diversified Healthcare Trust	17,627	77,823
Douglas Emmett, Inc.	11,481	385,073
Easterly Government Properties, Inc.	5,439	116,558
EastGroup Properties, Inc.	2,666	422,988
Empire State Realty Trust, Inc., Class A	10,345	117,830
EPR Properties	4,996	238,359
Equity Commonwealth	7,824	225,331
Equity LifeStyle Properties, Inc.	11,698	811,841

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Essential Properties Realty Trust, Inc.	6,780	$177,568
Farmland Partners, Inc.	1,418	18,902
Federal Realty Investment Trust	5,238	591,056
First Industrial Realty Trust, Inc.	8,745	435,239
Four Corners Property Trust, Inc.	4,980	143,773
Franklin Street Properties Corp.	6,638	35,049
Gaming and Leisure Properties, Inc.	14,771	686,704
Geo Group, Inc.	7,298	40,212
Getty Realty Corp.	2,140	67,581
Gladstone Commercial Corp.	2,218	46,667
Gladstone Land Corp.	1,751	36,753
Global Medical REIT, Inc.	2,635	37,839
Global Net Lease, Inc.	7,188	138,010
Healthcare Realty Trust, Inc.	9,574	307,900
Healthcare Trust of America, Inc., Class A	14,668	430,799
Hersha Hospitality Trust(a)	2,515	29,073
Highwoods Properties, Inc.	6,895	308,827
Hudson Pacific Properties, Inc.	10,182	286,216
Independence Realty Trust, Inc.	7,438	125,256
Indus Realty Trust, Inc.	333	20,813
Industrial Logistics Properties Trust	4,760	118,048
Innovative Industrial Properties, Inc.	1,623	297,220
Iron Mountain, Inc.	19,403	778,448
iStar, Inc.	4,492	83,147
JBG SMITH Properties	8,430	274,902
Kilroy Realty Corp.	7,907	541,946
Kimco Realty Corp.	28,134	590,814
Kite Realty Group Trust	5,982	124,485
Lamar Advertising Co., Class A	5,866	580,969
Lexington Realty Trust	18,100	221,544
Life Storage, Inc.	4,950	475,497
LTC Properties, Inc.	2,941	125,081
Macerich Co.	10,280	141,761
Mack-Cali Realty Corp.	5,450	89,162
Medical Properties Trust, Inc.	39,005	860,060
Monmouth Real Estate Investment Corp.	6,504	120,194
National Health Investors, Inc.	2,998	220,083
National Retail Properties, Inc.	11,861	550,588
National Storage Affiliates Trust	4,441	201,799
NETSTREIT Corp.	1,238	25,788
New Senior Investment Group, Inc.	5,000	33,100
NexPoint Residential Trust, Inc.	1,529	76,695
Office Properties Income Trust	3,079	85,442
Omega Healthcare Investors, Inc.	15,723	597,474
One Liberty Properties, Inc.	899	22,358
Outfront Media, Inc.	9,551	232,758
Paramount Group, Inc.	12,877	136,625
Park Hotels & Resorts, Inc.(a)	16,338	364,501
Pebblebrook Hotel Trust(b)	9,257	221,057
Physicians Realty Trust	14,140	264,842
Piedmont Office Realty Trust, Inc., Class A	8,541	159,033
Plymouth Industrial REIT, Inc.	1,729	32,229
PotlatchDeltic Corp.	4,321	256,495
Preferred Apartment Communities, Inc., Class A	2,917	29,753
PS Business Parks, Inc.	1,354	219,849
QTS Realty Trust, Inc., Class A	4,290	285,242
Rayonier, Inc.	9,156	332,180
Regency Centers Corp.	11,480	730,817
Retail Opportunity Investments Corp.	8,412	148,051
Retail Properties of America, Inc., Class A	14,110	165,510
Retail Value, Inc.	1,169	21,778
Rexford Industrial Realty, Inc.	8,974	498,506

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust	11,103	$179,202
RPT Realty	5,948	75,599
Ryman Hospitality Properties, Inc.(a)	3,494	274,803
Sabra Health Care REIT, Inc.	13,859	251,818
Safehold, Inc.	1,224	86,549
Saul Centers, Inc.	846	36,530
Seritage Growth Properties, Class A(a)	2,386	41,039
Service Properties Trust	11,325	139,467
SITE Centers Corp.	10,748	158,533
SL Green Realty Corp.	4,837	357,986
Spirit Realty Capital, Inc.	7,831	372,286
STAG Industrial, Inc.	10,807	394,564
STORE Capital Corp.	16,501	590,571
Summit Hotel Properties, Inc.(a)	6,379	64,874
Sunstone Hotel Investors, Inc.(a)	14,461	190,307
Tanger Factory Outlet Centers, Inc.	6,589	114,978
Terreno Realty Corp.	4,597	296,598
UMH Properties, Inc.	2,256	48,572
Uniti Group, Inc.	12,660	144,324
Universal Health Realty Income Trust	806	53,962
Urban Edge Properties	8,198	154,532
Urstadt Biddle Properties, Inc., Class A	1,858	33,760
VEREIT, Inc.	14,618	699,325
VICI Properties, Inc.	36,096	1,144,243
Washington Real Estate Investment Trust	5,649	131,170
Weingarten Realty Investors	8,171	264,250
Whitestone REIT	2,346	22,920
Xenia Hotels & Resorts, Inc.(a)	7,202	139,935

		31,987,513

Food & Staples Retailing — 0.8%
Albertsons Cos., Inc., Class A(b)	10,769	199,980
Andersons, Inc.	2,054	58,991
BJ’s Wholesale Club Holdings, Inc.(a)	9,363	418,245
Casey’s General Stores, Inc.	2,453	545,032
Chefs’ Warehouse, Inc.(a)	2,339	75,386
Grocery Outlet Holding Corp.(a)	4,896	197,750
HF Foods Group, Inc.(a)	2,066	12,871
Ingles Markets, Inc., Class A	1,006	61,658
Natural Grocers by Vitamin Cottage, Inc.	452	7,105
Performance Food Group Co.(a)	8,978	527,009
PriceSmart, Inc.	1,531	128,665
Rite Aid Corp.(a)	4,183	73,286
SpartanNash Co.	2,238	43,350
Sprouts Farmers Market, Inc.(a)	7,875	201,679
United Natural Foods, Inc.(a)(b)	3,816	140,658
US Foods Holding Corp.(a)	15,103	626,170
Village Super Market, Inc., Class A	548	13,360
Weis Markets, Inc.	574	29,762

		3,360,957

Food Products — 1.5%
Alico, Inc.	312	9,351
B&G Foods, Inc.	4,553	132,856
Beyond Meat, Inc.(a)(b)	3,578	471,151
Bridgford Foods Corp.(a)	72	1,025
Bunge Ltd.	9,214	777,846
Calavo Growers, Inc.	1,051	82,115
Cal-Maine Foods, Inc.(b)	2,523	94,259
Darling Ingredients, Inc.(a)	10,953	760,686
Farmer Bros Co.(a)	808	8,242
Flowers Foods, Inc.	13,628	326,527
Fresh Del Monte Produce, Inc.	1,941	54,736
Freshpet, Inc.(a)	2,777	513,245

Security	Shares	Value

Food Products (continued)
Hain Celestial Group, Inc.(a)	5,574	$228,590
Hostess Brands, Inc.(a)	9,233	141,172
Ingredion, Inc.	4,585	428,285
J&J Snack Foods Corp.	993	163,458
John B Sanfilippo & Son, Inc.	544	47,818
Laird Superfood, Inc.(a)(b)	177	6,462
Lamb Weston Holdings, Inc.	9,976	803,068
Lancaster Colony Corp.	1,263	233,289
Landec Corp.(a)	1,554	17,591
Limoneira Co.	1,018	18,385
Mission Produce, Inc.(a)	505	10,201
Pilgrim’s Pride Corp.(a)	3,883	93,037
Post Holdings, Inc.(a)	4,105	467,067
Sanderson Farms, Inc.	1,333	219,318
Seaboard Corp.	16	57,248
Seneca Foods Corp., Class A(a)	468	21,556
Simply Good Foods Co.(a)	5,622	194,240
Tootsie Roll Industries, Inc.	968	30,560
TreeHouse Foods, Inc.(a)	3,810	181,356
Vital Farms, Inc.(a)(b)	1,638	39,836

		6,634,576

Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	2,099	151,191
Chesapeake Utilities Corp.	1,115	132,150
National Fuel Gas Co.	6,067	301,287
New Jersey Resources Corp.	6,573	275,737
Northwest Natural Holding Co.	2,063	111,237
ONE Gas, Inc.	3,523	283,496
RGC Resources, Inc.	489	10,606
South Jersey Industries, Inc.	6,792	168,102
Southwest Gas Holdings, Inc.(a)	3,929	273,930
Spire, Inc.	3,390	255,403
UGI Corp.	14,109	616,704

		2,579,843

Health Care Equipment & Supplies — 2.6%
Accelerate Diagnostics, Inc.(a)	2,013	14,715
Accuray, Inc.(a)	6,238	29,319
Acutus Medical, Inc.(a)	1,127	15,384
Alphatec Holdings, Inc.(a)	3,814	60,986
AngioDynamics, Inc.(a)	2,857	69,425
Apyx Medical Corp.(a)	2,549	25,821
Aspira Women’s Health, Inc.(a)(b)	5,916	33,840
AtriCure, Inc.(a)	3,021	232,828
Atrion Corp.	88	56,197
Avanos Medical, Inc.(a)	3,195	138,056
Axogen, Inc.(a)	2,720	50,918
Axonics, Inc.(a)	2,109	132,719
Bellerophon Therapeutics, Inc.(a)	363	1,594
Beyond Air, Inc.(a)	765	4,697
BioLife Solutions, Inc.(a)	800	27,920
BioSig Technologies, Inc.(a)	1,220	4,172
Bioventus, Inc., Class A(a)	600	8,640
Cantel Medical Corp.(a)	2,665	234,280
Cardiovascular Systems, Inc.(a)	2,685	108,259
Cerus Corp.(a)	12,891	78,635
Chembio Diagnostics, Inc.(a)	1,405	5,606
Co-Diagnostics, Inc.(a)(b)	1,693	15,000
CONMED Corp.	1,802	253,992
CryoLife, Inc.(a)	2,661	77,648
CryoPort, Inc.(a)	2,644	149,571
Cutera, Inc.(a)	1,052	31,592
CytoSorbents Corp.(a)	2,566	23,736

11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Eargo, Inc.(a)(b)	464	$26,559
Electromed, Inc.(a)	407	3,976
Envista Holdings Corp.(a)	11,045	478,028
FONAR Corp.(a)	389	6,671
Glaukos Corp.(a)	2,973	279,938
Globus Medical, Inc., Class A(a)	5,170	371,051
Haemonetics Corp.(a)	3,541	238,168
Heska Corp.(a)	521	95,161
Hill-Rom Holdings, Inc.	4,555	502,052
ICU Medical, Inc.(a)	1,296	269,918
Inari Medical, Inc.(a)	1,084	123,890
Inogen, Inc.(a)	1,361	88,996
Integer Holdings Corp.(a)	2,202	206,724
Integra LifeSciences Holdings Corp.(a)(b)	4,766	353,065
Intersect ENT, Inc.(a)	2,040	44,492
IntriCon Corp.(a)	550	12,722
Invacare Corp.(a)	2,062	18,620
iRadimed Corp.(a)	385	10,661
iRhythm Technologies, Inc.(a)(b)	1,916	149,180
Lantheus Holdings, Inc.(a)(b)	4,728	112,054
LeMaitre Vascular, Inc.	1,029	53,992
LENSAR, Inc.(a)	530	3,662
LivaNova PLC(a)	3,252	275,997
Lucira Health, Inc.(a)(b)	775	4,852
Meridian Bioscience, Inc.(a)	2,676	52,396
Merit Medical Systems, Inc.(a)	3,574	227,306
Mesa Laboratories, Inc.	358	89,017
Milestone Scientific Inc.(a)	2,024	5,100
Misonix, Inc.(a)	828	15,376
Natus Medical, Inc.(a)	2,112	53,962
Nemaura Medical, Inc.(a)(b)	408	1,958
Neogen Corp.(a)	3,652	350,629
Nevro Corp.(a)	2,258	390,205
Novocure Ltd.(a)	6,867	1,401,555
NuVasive, Inc.(a)(b)	3,456	246,931
OraSure Technologies, Inc.(a)	4,505	41,221
Ortho Clinical Diagnostics Holdings PLC(a)	5,763	113,473
Orthofix Medical, Inc.(a)	1,207	53,530
OrthoPediatrics Corp.(a)	862	50,427
Outset Medical, Inc.(a)	598	35,832
PAVmed, Inc.(a)	4,402	20,117
Penumbra, Inc.(a)(b)	2,252	689,089
Pulmonx Corp.(a)	696	32,719
Pulse Biosciences, Inc.(a)	886	17,064
Quidel Corp.(a)	2,566	268,891
Quotient Ltd.(a)	4,416	17,311
Repro-Med Systems, Inc.(a)	1,806	6,809
Retractable Technologies Inc.(a)(b)	781	7,584
Rockwell Medical, Inc.(a)	3,392	3,272
SeaSpine Holdings Corp.(a)	1,698	35,335
Shockwave Medical, Inc.(a)	1,869	305,507
SI-BONE, Inc.(a)	1,936	68,728
Sientra, Inc.(a)	5,050	34,643
Silk Road Medical, Inc.(a)	1,878	114,821
Soliton, Inc.(a)(b)	296	5,301
STAAR Surgical Co.(a)	3,033	415,551
Stereotaxis, Inc.(a)	2,517	18,122
Surgalign Holdings, Inc.(a)	7,459	13,501
Surmodics, Inc.(a)	812	43,434
Tactile Systems Technology, Inc.(a)	1,416	81,137
Talis Biomedical Corp.(a)	936	11,232
Tandem Diabetes Care, Inc.(a)	4,047	371,919

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Tela Bio Inc.(a)	490	$6,703
TransMedics Group, Inc.(a)	1,708	49,037
Utah Medical Products, Inc	201	17,539
Vapotherm, Inc.(a)	1,214	26,708
Varex Imaging Corp.(a)	2,357	55,955
Venus Concept, Inc.(a)	1,138	2,162
ViewRay, Inc.(a)	7,382	35,507
VolitionRX Ltd.(a)	1,343	4,499
Zynex, Inc.(a)(b)	1,149	16,971

		11,542,065

Health Care Providers & Services — 2.2%
1Life Healthcare, Inc.(a)	5,530	240,610
Acadia Healthcare Co., Inc.(a)	5,880	358,210
Accolade, Inc.(a)	2,150	107,822
AdaptHealth Corp.(a)	4,949	143,818
Addus HomeCare Corp.(a)	1,100	116,380
Amedisys, Inc.(a)	2,197	592,860
AMN Healthcare Services, Inc.(a)	3,244	257,249
Apollo Medical Holdings, Inc.(a)	1,269	37,677
Apria, Inc.(a)	564	16,892
Avalon GloboCare Corp.(a)(b)	905	923
Biodesix, Inc.(a)	525	8,589
Brookdale Senior Living, Inc.(a)	11,725	76,681
Castle Biosciences, Inc.(a)(b)	958	66,131
Chemed Corp.	1,061	505,683
Community Health Systems, Inc.(a)	6,571	73,267
CorVel Corp.(a)	547	64,004
Covetrus, Inc.(a)	7,725	221,321
Cross Country Healthcare, Inc.(a)	2,184	29,091
Encompass Health Corp.	6,724	570,599
Ensign Group, Inc.	3,586	307,858
Enzo Biochem, Inc.(a)	2,477	7,604
Exagen, Inc.(a)	175	2,951
Five Star Senior Living, Inc.(a)	1,163	6,059
Fulgent Genetics, Inc.(a)(b)	881	67,855
Guardant Health, Inc.(a)(b)	5,655	899,032
Hanger, Inc.(a)	2,907	72,472
HealthEquity, Inc.(a)	5,479	416,240
InfuSystem Holdings, Inc.(a)	826	18,684
Joint Corp.(a)	878	48,711
LHC Group, Inc.(a)	2,076	432,369
Magellan Health, Inc.(a)	1,483	139,699
MEDNAX, Inc.(a)	4,905	129,100
ModivCare, Inc.(a)	816	114,305
Molina Healthcare, Inc.(a)	3,972	1,013,257
National HealthCare Corp	886	62,295
National Research Corp.	840	43,092
Ontrak, Inc.(a)	495	16,157
Option Care Health, Inc.(a)	5,722	109,176
Owens & Minor, Inc	5,131	185,178
Patterson Cos., Inc.	5,790	186,091
Pennant Group, Inc.(a)	1,972	79,708
PetIQ, Inc.(a)	1,302	55,465
Premier, Inc., Class A	8,187	289,410
Progenity, Inc.(a)(b)	323	1,021
Progyny, Inc.(a)	1,896	107,901
R1 RCM, Inc.(a)	7,315	199,553
RadNet, Inc.(a)	2,691	60,117
Select Medical Holdings Corp.(a)	7,201	271,622
Sharps Compliance Corp.(a)	815	14,254
Signify Health, Inc., Class A(a)	1,467	41,589
Surgery Partners, Inc.(a)	1,745	84,109

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)	6,901	$408,953
Tivity Health, Inc.(a)	2,680	64,802
Triple-S Management Corp., Class B(a)	2,022	47,942
U.S. Physical Therapy, Inc.	876	98,506
Viemed Healthcare, Inc.(a)	2,309	23,229

		9,614,173

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.(a)	10,326	160,672
American Well Corp., Class A(a)	4,544	69,932
Certara, Inc.(a)	2,955	93,998
Change Healthcare, Inc.(a)	16,515	379,019
Computer Programs & Systems, Inc.	811	24,346
Evolent Health, Inc., Class A(a)	5,151	111,571
Health Catalyst, Inc.(a)	2,300	133,170
HealthStream, Inc.(a)	1,843	44,527
Icad, Inc.(a)	1,147	20,692
Inovalon Holdings, Inc., Class A(a)	5,070	153,165
Inspire Medical Systems, Inc.(a)	1,796	425,329
NantHealth, Inc.(a)	1,522	3,866
NextGen Healthcare, Inc.(a)	4,252	77,854
Omnicell, Inc.(a)(b)	2,932	425,199
OptimizeRx Corp.(a)(b)	1,095	55,254
Phreesia, Inc.(a)	2,233	115,558
Schrodinger, Inc./United States(a)(b)	1,997	152,251
Simulations Plus, Inc.	1,015	64,087
Tabula Rasa HealthCare, Inc.(a)	1,489	70,817
Vocera Communications, Inc.(a)	2,272	82,178

		2,663,485

Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc.(a)	3,468	44,945
Aramark	15,879	617,217
Bally’s Corp.	1,738	100,734
Biglari Holdings, Inc., Class B(a)	80	10,645
BJ’s Restaurants, Inc.(a)	1,437	87,643
Bloomin’ Brands, Inc.(a)	5,949	187,988
Bluegreen Vacations Corp.	220	2,042
Bluegreen Vacations Holding Corp.(a)	614	11,371
Boyd Gaming Corp.(a)	5,284	349,537
Brinker International, Inc.(a)	2,983	200,249
Caesars Entertainment, Inc.(a)	12,235	1,197,072
Carrols Restaurant Group, Inc.(a)	2,399	14,130
Century Casinos, Inc.(a)	1,954	25,695
Cheesecake Factory, Inc.(a)	2,942	184,140
Choice Hotels International, Inc.(a)	2,326	264,699
Churchill Downs, Inc.	2,564	542,286
Chuy’s Holdings, Inc.(a)	1,215	59,365
Cracker Barrel Old Country Store, Inc.	1,575	263,765
Dave & Buster’s Entertainment, Inc.(a)	3,215	146,797
Del Taco Restaurants, Inc.	1,896	21,614
Denny’s Corp.(a)	4,634	87,768
Dine Brands Global, Inc.(a)	1,130	109,215
El Pollo Loco Holdings, Inc.(a)	1,165	19,735
Everi Holdings, Inc.(a)	6,015	106,345
Extended Stay America, Inc.	12,031	239,297
Fiesta Restaurant Group, Inc.(a)	1,171	17,261
GAN Ltd.(a)	2,139	39,443
Golden Entertainment, Inc.(a)	968	33,367
Hilton Grand Vacations, Inc.(a)	6,132	273,242
Hyatt Hotels Corp., Class A(a)	2,393	197,016
International Game Technology PLC	6,597	113,600
Jack in the Box, Inc.	1,517	183,026

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Kura Sushi USA, Inc., Class A(a)	244	$8,786
Lindblad Expeditions Holdings, Inc.(a)	1,903	31,190
Marriott Vacations Worldwide Corp.(a)	2,761	490,436
Monarch Casino & Resort, Inc.(a)(b)	932	70,282
Nathan’s Famous, Inc.	139	8,817
NEOGAMES SA(a)	376	18,458
Noodles & Co.(a)	2,074	25,064
Norwegian Cruise Line Holdings Ltd.(a)	24,609	764,109
Papa John’s International, Inc.	2,196	212,397
Penn National Gaming, Inc.(a)(b)	10,604	945,028
Planet Fitness, Inc., Class A(a)	5,613	471,436
PlayAGS, Inc.(a)	1,936	17,327
RCI Hospitality Holdings, Inc.	513	37,352
Red Robin Gourmet Burgers, Inc.(a)	945	34,360
Red Rock Resorts, Inc., Class A	4,612	168,938
Ruth’s Hospitality Group, Inc.(a)	2,098	54,779
Scientific Games Corp., Class A(a)	4,026	235,602
SeaWorld Entertainment, Inc.(a)	3,383	185,253
Shake Shack, Inc., Class A(a)(b)	2,336	254,040
Six Flags Entertainment Corp.(a)	5,134	241,195
Target Hospitality Corp.(a)	1,352	3,772
Texas Roadhouse, Inc.	4,482	479,664
Travel + Leisure Co.(a)	5,768	372,209
Vail Resorts, Inc.	2,715	882,809
Wendy’s Co.	11,896	268,493
Wingstop, Inc.(b)	1,977	313,177
Wyndham Hotels & Resorts, Inc.	6,320	462,055

		12,808,277

Household Durables — 2.1%
Beazer Homes USA, Inc.(a)	1,738	38,775
Casper Sleep, Inc.(a)	1,530	13,082
Cavco Industries, Inc.(a)	617	129,218
Century Communities, Inc.(a)	1,952	144,331
Ethan Allen Interiors, Inc.	1,394	40,022
GoPro, Inc., Class A(a)	8,519	95,668
Green Brick Partners, Inc.(a)	2,031	52,420
Hamilton Beach Brands Holding Co., Class A	434	8,463
Helen of Troy Ltd.(a)	1,674	353,566
Hooker Furniture Corp.	737	27,645
Installed Building Products, Inc.	1,529	205,880
iRobot Corp.(a)	1,916	208,461
KB Home	5,904	284,750
La-Z-Boy, Inc.	3,459	153,787
Legacy Housing Corp.(a)	600	10,716
Leggett & Platt, Inc.	9,050	449,513
LGI Homes, Inc.(a)(b)	1,509	250,162
Lifetime Brands, Inc.	937	13,586
Lovesac Co.(a)	600	43,962
M/I Homes, Inc.(a)	1,983	138,255
MDC Holdings, Inc.	3,895	228,481
Meritage Homes Corp.(a)	2,503	266,294
Mohawk Industries, Inc.(a)	3,956	812,958
Newell Brands, Inc.	26,244	707,538
NVR, Inc.(a)	228	1,144,127
PulteGroup, Inc.	18,217	1,076,989
Purple Innovation, Inc.(a)	2,171	73,988
Skyline Champion Corp.(a)	3,590	159,504
Sonos, Inc.(a)	7,898	316,157
Taylor Morrison Home Corp.(a)	8,994	280,703
Tempur Sealy International, Inc.	12,894	491,777
Toll Brothers, Inc.	7,520	471,504
TopBuild Corp.(a)	2,251	500,577

13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Tri Pointe Homes, Inc.(a)	8,831	$210,354
Tupperware Brands Corp.(a)	3,192	77,789
Universal Electronics, Inc.(a)	803	45,651
VOXX International Corp.(a)	1,930	32,906

		9,559,559

Household Products — 0.2%
Central Garden & Pet Co.(a)	788	42,662
Central Garden & Pet Co., Class A(a)	2,461	121,253
Energizer Holdings, Inc.	4,538	223,723
Oil-Dri Corp. of America	264	9,222
Reynolds Consumer Products Inc.	3,189	93,502
Spectrum Brands Holdings, Inc.	2,943	259,396
WD-40 Co.	943	234,562

		984,320

Independent Power and Renewable Electricity Producers — 0.3%
Atlantic Power Corp.(a)	5,009	15,177
Brookfield Renewable Corp., Class A	8,431	349,718
Clearway Energy, Inc., Class A	2,460	65,387
Clearway Energy, Inc., Class C	5,581	160,119
Ormat Technologies, Inc.	3,084	223,281
Sunnova Energy International, Inc.(a)	3,746	132,309
Vistra Corp.	33,347	562,564

		1,508,555

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	3,541	678,633
Raven Industries, Inc.	2,508	101,875

		780,508

Insurance — 3.3%
Alleghany Corp.(a)	932	632,800
Ambac Financial Group, Inc.(a)	3,594	61,637
American Equity Investment Life Holding Co.	5,333	165,216
American Financial Group, Inc.	4,859	596,977
American National Group, Inc.	550	62,342
AMERISAFE, Inc.	1,458	90,513
Argo Group International Holdings Ltd.	2,271	118,501
Assurant, Inc.	3,971	617,888
Assured Guaranty Ltd.	4,734	240,724
Athene Holding Ltd., Class A(a)	7,865	469,305
Axis Capital Holdings Ltd.	5,584	311,587
Brighthouse Financial, Inc.(a)	5,996	280,553
Brown & Brown, Inc.	15,910	846,094
BRP Group, Inc., Class A(a)	3,048	88,453
Citizens, Inc.(a)	3,245	18,951
CNO Financial Group, Inc.	9,151	233,625
Crawford & Co., Class A	1,123	11,780
Donegal Group, Inc., Class A	1,267	19,550
eHealth, Inc.(a)	1,736	122,805
Employers Holdings, Inc.	1,304	52,786
Enstar Group Ltd.(a)	794	199,437
Erie Indemnity Co., Class A	1,729	370,041
Everest Re Group Ltd.	2,713	751,365
FBL Financial Group, Inc., Class A	616	34,921
FedNat Holding Co.	603	3,069
First American Financial Corp.	7,432	479,364
Genworth Financial, Inc., Class A(a)	33,748	145,791
Globe Life, Inc.	7,078	725,424
GoHealth, Inc., Class A(a)(b)	3,818	45,549
Goosehead Insurance, Inc., Class A	881	96,857
Greenlight Capital Re Ltd., Class A(a)	1,736	16,023
Hanover Insurance Group, Inc.	2,434	336,646

Security	Shares	Value

Insurance (continued)
HCI Group, Inc.	423	$31,057
Heritage Insurance Holdings, Inc.	1,645	14,986
Horace Mann Educators Corp.	2,534	101,613
Independence Holding Co.	253	11,132
Investors Title Co.	73	12,879
James River Group Holdings Ltd.	1,910	89,980
Kemper Corp.	4,239	330,896
Kinsale Capital Group, Inc.	1,480	257,535
Lemonade Inc.(a)(b)	2,351	212,530
MBIA, Inc.(a)	2,986	29,920
Mercury General Corp.	1,929	120,119
Midwest Holding, Inc.(a)	306	14,694
National Western Life Group, Inc., Class A	157	36,000
NI Holdings, Inc.(a)	788	15,090
Old Republic International Corp.	19,424	478,219
Palomar Holdings, Inc.(a)	1,416	99,630
Primerica, Inc.	2,707	432,497
ProAssurance Corp.	2,856	71,400
ProSight Global, Inc.(a)	486	6,182
Protective Insurance Corp., Class B	698	16,054
Reinsurance Group of America, Inc.	4,611	601,874
RenaissanceRe Holdings Ltd.	3,437	580,200
RLI Corp.	2,706	301,611
Safety Insurance Group, Inc.	854	70,054
Selective Insurance Group, Inc.	4,100	312,174
Selectquote, Inc.(a)	9,025	280,948
SiriusPoint Ltd.(a)(b)	6,653	70,389
State Auto Financial Corp.	1,125	21,240
Stewart Information Services Corp.	1,624	95,248
Tiptree, Inc.	1,981	19,830
Trean Insurance Group, Inc.(a)	643	11,246
Trupanion, Inc.(a)	1,993	161,632
United Fire Group, Inc.	1,302	39,398
United Insurance Holdings Corp.	1,333	7,451
Universal Insurance Holdings, Inc.	1,866	26,031
Unum Group	13,968	394,736
W.R. Berkley Corp.	9,520	758,934
Watford Holdings Ltd.(a)	1,171	40,821
White Mountains Insurance Group Ltd.(b)	202	235,417

		14,658,221

Interactive Media & Services(a) — 0.7%
Cargurus, Inc.	5,887	145,291
Cars.com, Inc.	4,720	62,351
DHI Group, Inc.	3,812	11,131
Eventbrite, Inc., Class A	4,373	103,072
EverQuote, Inc., Class A	875	29,636
Liberty TripAdvisor Holdings, Inc., Class A	5,186	26,241
MediaAlpha, Inc., Class A	1,278	56,552
QuinStreet, Inc.	3,682	74,634
TripAdvisor, Inc.	6,946	327,365
TrueCar, Inc.	6,796	31,262
Yelp, Inc.	4,755	186,871
Zillow Group, Inc., Class A	4,072	543,001
Zillow Group, Inc., Class C	9,824	1,278,299

		2,875,706

Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A(a)(b)	2,069	66,156
CarParts.com, Inc.(a)	2,537	43,839
Duluth Holdings, Inc., Class B(a)	688	10,643
Etsy, Inc.(a)(b)	8,067	1,603,639
Groupon, Inc.(a)	1,476	74,730

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Grubhub, Inc.(a)	6,277	$427,087
Lands’ End, Inc.(a)(b)	818	18,847
Liquidity Services, Inc.(a)	1,697	30,427
Overstock.com, Inc.(a)	2,848	232,112
PetMed Express, Inc.	1,215	35,751
Quotient Technology, Inc.(a)	5,899	96,390
Qurate Retail, Inc., Series A	26,377	313,886
RealReal, Inc.(a)	4,316	106,907
Shutterstock, Inc.	1,581	137,832
Stamps.com, Inc.(a)	1,176	241,515
Stitch Fix, Inc., Class A(a)	3,911	169,425
Waitr Holdings, Inc.(a)	5,245	12,903

		3,622,089

IT Services — 2.4%
Alliance Data Systems Corp.	3,240	381,834
Amdocs Ltd.	8,802	675,466
BigCommerce Holdings, Inc., Series-1(a)	2,880	172,627
Black Knight, Inc.(a)	10,243	741,798
Brightcove, Inc.(a)	2,468	35,835
Cardtronics PLC, Class A(a)	2,516	97,721
Cass Information Systems, Inc.	891	40,888
Concentrix Corp.(a)	2,845	442,056
Conduent, Inc.(a)	10,574	71,903
CSG Systems International, Inc.	2,437	112,078
DXC Technology Co.	17,193	565,822
Euronet Worldwide, Inc.(a)	3,367	482,929
EVERTEC, Inc.	4,275	170,573
Evo Payments, Inc., Class A(a)	3,092	88,153
ExlService Holdings, Inc.(a)	2,297	212,197
Fastly, Inc., Class A(a)(b)	5,430	346,814
Genpact Ltd.	12,768	606,863
Globant SA(a)	2,637	604,348
GreenSky, Inc., Class A(a)	4,173	25,414
Grid Dynamics Holdings, Inc.(a)	2,132	30,722
GTT Communications, Inc.(a)(b)	2,205	3,550
Hackett Group, Inc.	1,516	25,211
I3 Verticals, Inc., Class A(a)	1,129	37,505
IBEX Ltd.(a)	349	8,062
Information Services Group, Inc.(a)	2,016	9,173
International Money Express, Inc.(a)	1,845	29,114
Limelight Networks, Inc.(a)	7,339	22,971
LiveRamp Holdings, Inc.(a)	4,311	211,153
MAXIMUS, Inc.	4,170	382,139
MoneyGram International, Inc.(a)	3,568	24,619
MongoDB, Inc.(a)	3,523	1,047,952
Paysign, Inc.(a)	2,298	8,778
Perficient, Inc.(a)	2,299	150,837
Perspecta, Inc.	9,640	282,163
PFSweb, Inc.(a)	820	5,986
Priority Technology Holdings, Inc.(a)	223	1,550
Rackspace Technology, Inc.(a)	2,753	68,467
Repay Holdings Corp.(a)	4,477	102,299
Sabre Corp.(a)	21,939	328,646
ServiceSource International, Inc.(a)	5,002	7,403
StarTek, Inc.(a)	1,271	10,333
StoneCo Ltd., Class A(a)	13,794	891,644
Switch, Inc., Class A	6,081	112,924
Sykes Enterprises, Inc.(a)	2,429	106,463
TTEC Holdings, Inc.	1,141	116,074
Tucows, Inc., Class A(a)	596	46,852

Security	Shares	Value

IT Services (continued)
Unisys Corp.(a)	4,124	$98,976
Verra Mobility Corp.(a)	9,492	127,572
WEX, Inc.(a)(b)	2,995	614,604

		10,789,061

Leisure Products — 0.7%
Acushnet Holdings Corp.	2,461	104,125
American Outdoor Brands, Inc.(a)	1,291	33,372
Brunswick Corp.	5,360	574,217
Callaway Golf Co.	6,174	178,737
Clarus Corp.	1,354	25,198
Escalade, Inc.	723	15,920
Johnson Outdoors, Inc., Class A	318	45,096
Malibu Boats, Inc., Class A(a)	1,455	121,289
Marine Products Corp.	440	7,638
MasterCraft Boat Holdings, Inc.(a)	1,162	32,954
Mattel, Inc.(a)	23,610	506,671
Nautilus, Inc.(a)	1,838	30,805
Polaris, Inc.	3,962	554,799
Smith & Wesson Brands, Inc.	3,557	61,892
Sturm Ruger & Co., Inc.	1,101	71,499
Vista Outdoor, Inc.(a)	4,223	137,712
YETI Holdings, Inc.(a)	5,314	453,922

		2,955,846

Life Sciences Tools & Services — 2.5%
10X Genomics, Inc., Class A(a)	3,943	779,926
Adaptive Biotechnologies Corp.(a)	5,323	221,437
Avantor, Inc.(a)	33,933	1,087,213
Berkeley Lights, Inc.(a)	1,665	81,768
Bio-Techne Corp.	2,631	1,124,726
Bruker Corp.	7,077	484,916
Champions Oncology, Inc.(a)	511	5,483
Charles River Laboratories International, Inc.(a)	3,318	1,103,069
ChromaDex Corp.(a)	2,753	24,447
Codexis, Inc.(a)	4,011	92,975
Fluidigm Corp.(a)(b)	5,931	29,714
Harvard Bioscience, Inc.(a)	2,170	15,038
Luminex Corp.	2,902	106,474
Maravai LifeSciences Holdings, Inc., Class A(a)	5,639	219,414
Medpace Holdings, Inc.(a)	1,905	323,241
NanoString Technologies, Inc.(a)	3,071	244,667
NeoGenomics, Inc.(a)	7,145	350,034
Pacific Biosciences of California, Inc.(a)(b)	12,126	361,961
PerkinElmer, Inc.	7,651	991,799
Personalis, Inc.(a)	1,827	45,017
PPD, Inc.(a)	10,931	505,012
PRA Health Sciences, Inc.(a)	4,288	715,624
QIAGEN NV(a)(b)	15,245	733,742
Quanterix Corp.(a)	1,751	107,056
Repligen Corp.(a)	3,679	778,881
Seer, Inc.(a)(b)	980	49,911
Sotera Health Co.(a)	5,185	133,566
Syneos Health, Inc.(a)	5,611	476,093

		11,193,204

Machinery — 3.9%
AGCO Corp.	4,230	617,242
Alamo Group, Inc.	798	125,485
Albany International Corp., Class A	2,084	185,976
Allison Transmission Holdings, Inc.	7,739	320,936
Altra Industrial Motion Corp.	4,436	261,768
Astec Industries, Inc.	1,427	107,039

15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Barnes Group, Inc.	3,388	$169,129
Blue Bird Corp.(a)	1,008	27,156
Chart Industries, Inc.(a)(b)	2,440	391,937
CIRCOR International, Inc.(a)	1,420	48,805
Colfax Corp.(a)	7,625	344,574
Columbus McKinnon Corp.	1,699	84,117
Crane Co.	3,277	308,235
Donaldson Co., Inc.	8,639	543,220
Douglas Dynamics, Inc.	1,467	65,619
Eastern Co.	259	7,322
Energy Recovery, Inc.(a)	2,527	53,572
Enerpac Tool Group Corp.	4,031	107,225
EnPro Industries, Inc.	1,486	127,276
ESCO Technologies, Inc.	1,777	193,267
Evoqua Water Technologies Corp.(a)	7,626	217,951
ExOne Co.(a)	866	20,135
Federal Signal Corp.	4,104	170,029
Flowserve Corp.	8,771	347,682
Franklin Electric Co., Inc.	3,159	256,732
Gates Industrial Corp. PLC(a)	4,601	79,367
Gencor Industries, Inc.(a)	326	3,909
Gorman-Rupp Co.	1,255	43,323
Graco, Inc.	11,129	854,707
Graham Corp.	500	6,855
Greenbrier Cos., Inc.	2,164	102,227
Helios Technologies, Inc.	2,107	152,294
Hillenbrand, Inc.	4,973	244,125
Hurco Cos., Inc.	302	10,374
Hydrofarm Holdings Group, Inc.(a)	669	43,953
Hyster-Yale Materials Handling, Inc.	629	50,855
ITT, Inc.	5,939	560,107
John Bean Technologies Corp.	2,169	315,329
Kadant, Inc.	807	143,670
Kennametal, Inc.	5,486	220,318
LB Foster Co., Class A(a)	607	9,797
Lincoln Electric Holdings, Inc.	3,904	499,907
Lindsay Corp.	780	129,308
Luxfer Holdings PLC	1,743	38,538
Lydall, Inc.(a)	1,101	40,572
Manitowoc Co., Inc.(a)	2,274	52,029
Mayville Engineering Co., Inc.(a)	267	4,168
Meritor, Inc.(a)	4,707	127,230
Middleby Corp.(a)	3,736	677,412
Miller Industries, Inc.	774	33,297
Mueller Industries, Inc.	3,979	178,538
Mueller Water Products, Inc., Class A	10,267	147,434
Navistar International Corp.(a)	3,391	150,052
NN, Inc.(a)	2,833	20,681
Nordson Corp.	3,933	831,476
Omega Flex, Inc.	189	30,051
Oshkosh Corp.	4,614	574,120
Park-Ohio Holdings Corp.	471	17,102
Pentair PLC	11,147	719,093
Proto Labs, Inc.(a)	1,769	198,234
RBC Bearings, Inc.(a)	1,634	325,869
REV Group, Inc.(a)	1,889	34,455
Rexnord Corp.	8,198	409,326
Shyft Group, Inc.	2,172	76,932
Snap-on, Inc.	3,667	871,279
SPX Corp.(a)	2,885	175,004
SPX FLOW, Inc.	2,901	193,178
Standex International Corp.	840	79,649

Security	Shares	Value

Machinery (continued)
Tennant Co.	1,471	$116,077
Terex Corp.	4,611	216,671
Timken Co.	4,360	365,673
Toro Co.	7,214	826,724
TriMas Corp.(a)	2,768	88,133
Trinity Industries, Inc.	5,892	162,855
Wabash National Corp.	4,204	74,032
Watts Water Technologies, Inc., Class A	1,809	225,311
Welbilt, Inc.(a)	8,914	199,139
Woodward, Inc.	3,813	476,663

		17,329,851

Marine — 0.1%
Costamare, Inc.	3,210	33,769
Eagle Bulk Shipping, Inc.(a)	416	18,029
Eneti, Inc.	544	10,940
Genco Shipping & Trading Ltd.	1,053	16,153
Kirby Corp.(a)(b)	4,202	267,667
Matson, Inc.	2,869	187,432
Safe Bulkers, Inc.(a)	6,023	21,623

		555,613

Media — 1.2%
AMC Networks, Inc., Class A(a)	1,886	94,828
Audacy, Inc.	7,924	38,352
Boston Omaha Corp., Class A(a)	774	21,688
Cable One, Inc.	364	651,560
Cardlytics, Inc.(a)	1,960	269,559
ComScore, Inc.(a)	4,020	14,834
Daily Journal Corp.(a)	71	21,669
Emerald Holding, Inc.(a)	1,076	6,036
Entravision Communications Corp., Class A	3,178	12,235
EW Scripps Co., Class A	3,512	75,929
Fluent, Inc.(a)	2,731	10,159
Gannett Co., Inc.(a)	9,539	43,307
Gray Television, Inc.	6,189	125,761
Hemisphere Media Group, Inc.(a)	733	8,957
iHeartMedia, Inc., Class A(a)	4,270	81,728
Interpublic Group of Cos., Inc.	26,441	839,502
John Wiley & Sons, Inc., Class A	2,914	165,923
Loral Space & Communications, Inc.	847	33,990
Magnite, Inc.(a)(b)	7,676	307,424
Meredith Corp.(a)	2,721	84,623
MSG Networks, Inc., Class A(a)	2,068	32,819
National CineMedia, Inc.	6,453	27,554
New York Times Co., Class A	11,158	506,685
News Corp., Class A	26,308	689,138
News Corp., Class B	8,584	208,677
Nexstar Media Group, Inc., Class A	2,923	430,879
Saga Communications, Inc., Class A(a)	168	3,785
Scholastic Corp.	1,920	58,234
Sinclair Broadcast Group, Inc., Class A	3,004	97,540
TechTarget, Inc.(a)	1,571	120,496
TEGNA, Inc.	14,929	299,476
Tribune Publishing Co.(a)	814	14,196
WideOpenWest, Inc.(a)	4,149	58,376

		5,455,919

Metals & Mining — 1.2%
Alcoa Corp.(a)	12,626	462,617
Allegheny Technologies, Inc.(a)(b)	8,394	195,244
Arconic Corp.(a)	6,585	188,331
Caledonia Mining Corp. PLC.	634	8,819
Carpenter Technology Corp.	3,116	118,003

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Century Aluminum Co.(a)	3,378	$52,900
Cleveland-Cliffs, Inc.(a)	29,704	530,513
Coeur Mining, Inc.(a)	16,339	132,019
Commercial Metals Co.	8,378	244,805
Compass Minerals International, Inc.	2,257	153,295
Ferroglobe PLC(c)	897	—
Gatos Silver, Inc.(a)	1,351	15,509
Gold Resource Corp.	4,289	11,537
Haynes International, Inc.	789	23,070
Hecla Mining Co.	34,486	203,812
Kaiser Aluminum Corp.	1,108	133,481
Materion Corp.	1,522	107,773
Novagold Resources, Inc.(a)	16,087	144,622
Olympic Steel, Inc.	570	16,559
Reliance Steel & Aluminum Co.	4,358	698,631
Royal Gold, Inc.	4,472	500,238
Ryerson Holding Corp.(a)	1,071	17,008
Schnitzer Steel Industries, Inc., Class A	1,938	91,493
Steel Dynamics, Inc.	13,555	734,952
SunCoke Energy, Inc.	4,822	32,549
TimkenSteel Corp.(a)	3,306	39,738
United States Steel Corp.	17,816	409,946
Warrior Met Coal, Inc.	3,322	52,654
Worthington Industries, Inc.	2,333	152,252

		5,472,370

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AGNC Investment Corp.	36,930	662,155
Apollo Commercial Real Estate Finance, Inc.	10,106	153,712
Arbor Realty Trust, Inc.	7,810	138,081
Ares Commercial Real Estate Corp.	2,365	34,907
Arlington Asset Investment Corp., Class A(a)	1,624	6,658
ARMOUR Residential REIT, Inc.	5,235	65,071
Blackstone Mortgage Trust, Inc., Class A	9,622	312,619
Broadmark Realty Capital, Inc.	8,942	96,395
Capstead Mortgage Corp.	5,946	38,530
Cherry Hill Mortgage Investment Corp.	1,090	11,031
Chimera Investment Corp.	13,380	175,813
Colony Credit Real Estate, Inc.	6,378	55,425
Dynex Capital, Inc.	1,452	29,330
Ellington Financial, Inc.	3,204	57,480
Ellington Residential Mortgage REIT	486	6,046
Granite Point Mortgage Trust, Inc.	3,208	42,474
Great Ajax Corp.	1,223	14,933
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,059	265,092
Invesco Mortgage Capital, Inc.	14,224	55,474
KKR Real Estate Finance Trust, Inc.	1,831	38,634
Ladder Capital Corp.	6,600	78,474
MFA Financial, Inc.	31,371	138,032
New Residential Investment Corp.	31,606	338,816
New York Mortgage Trust, Inc.	23,477	107,759
Orchid Island Capital, Inc.	6,976	38,368
PennyMac Mortgage Investment Trust	6,097	122,245
Ready Capital Corp.	3,733	54,166
Redwood Trust, Inc.	7,037	78,181
Starwood Property Trust, Inc.	18,407	475,269
TPG RE Finance Trust, Inc.	3,752	46,750
Two Harbors Investment Corp.	19,418	151,460
Western Asset Mortgage Capital Corp.	4,087	12,915

		3,902,295

Multi-line Retail — 0.4%
Big Lots, Inc.	2,479	170,902

Security	Shares	Value

Multi-line Retail (continued)
Dillard’s, Inc., Class A(b)	471	$46,587
Franchise Group, Inc.	1,405	54,135
Kohl’s Corp.	10,811	634,173
Macy’s, Inc.(a)	16,896	280,136
Nordstrom, Inc.(a)	7,522	275,907
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,765	347,396

		1,809,236

Multi-Utilities — 0.3%
Avista Corp.	4,449	204,743
Black Hills Corp.	4,378	301,994
MDU Resources Group, Inc.	13,419	449,000
NorthWestern Corp.	3,508	238,649
Unitil Corp.	1,111	64,027

		1,258,413

Oil, Gas & Consumable Fuels — 2.0%
Adams Resources & Energy, Inc.	168	4,452
Antero Midstream Corp.	20,429	176,507
Antero Resources Corp.(a)	16,305	147,071
APA Corp.(b)	25,913	518,260
Arch Resources, Inc.(a)	1,255	55,735
Ardmore Shipping Corp.(a)	2,700	10,584
Berry Corp.	4,328	26,444
Bonanza Creek Energy, Inc.(a)	1,594	52,745
Brigham Minerals, Inc., Class A	3,235	55,448
Cimarex Energy Co.	7,037	465,849
Clean Energy Fuels Corp.(a)	8,863	97,493
CNX Resources Corp.(a)	14,688	197,113
Comstock Resources, Inc.(a)(b)	1,486	8,158
CONSOL Energy, Inc.(a)	2,015	17,692
Contango Oil & Gas Co.(a)	8,538	31,932
Continental Resources, Inc.(a)	4,982	135,710
CVR Energy, Inc.	1,918	40,834
Delek US Holdings, Inc.	4,168	98,907
Devon Energy Corp.	40,126	938,146
DHT Holdings, Inc.	6,968	41,111
Diamond S Shipping, Inc.(a)	1,893	18,646
Diamondback Energy, Inc.	11,497	939,650
Dorian LPG Ltd.(a)	2,344	31,152
Earthstone Energy, Inc., Class A(a)	1,689	11,857
Energy Fuels, Inc.(a)(b)	8,427	46,433
EQT Corp.(a)	18,913	361,238
Equitrans Midstream Corp.	27,251	222,368
Evolution Petroleum Corp.	1,497	4,955
Falcon Minerals Corp.	2,710	12,032
Frontline Ltd.	9,540	72,886
Golar LNG Ltd.(a)	7,003	80,394
Goodrich Petroleum Corp.(a)	581	5,839
Green Plains, Inc.(a)	2,103	62,669
HollyFrontier Corp.	10,417	364,595
International Seaways, Inc.(a)	1,461	25,831
Kosmos Energy Ltd.(a)	25,742	73,622
Magnolia Oil & Gas Corp., Class A(a)(b)	9,153	103,063
Marathon Oil Corp.	54,456	613,175
Matador Resources Co.	7,749	203,876
Murphy Oil Corp.	9,897	167,556
NACCO Industries, Inc., Class A	196	4,534
NextDecade Corp.(a)(b)	1,470	3,249
Nordic American Tankers Ltd.	8,875	29,376
Overseas Shipholding Group, Inc., Class A(a)	3,265	7,216
Ovintiv, Inc.	17,731	424,303
Par Pacific Holdings, Inc.(a)	2,600	39,494
PBF Energy, Inc., Class A(a)	6,509	92,298

17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.(a)	6,609	$241,295
Peabody Energy Corp.(a)	3,872	14,326
Penn Virginia Corp.(a)(b)	964	13,139
PrimeEnergy Resources Corp.(a)	13	550
Range Resources Corp.(a)	14,054	138,010
Renewable Energy Group, Inc.(a)	2,872	159,453
REX American Resources Corp.(a)	348	28,094
Scorpio Tankers, Inc.	3,196	57,975
SFL Corp. Ltd.	5,884	45,660
SM Energy Co.	7,694	121,565
Southwestern Energy Co.(a)	42,685	182,265
Talos Energy, Inc.(a)	839	9,388
Targa Resources Corp.	15,463	536,412
Tellurian, Inc.(a)	12,239	27,109
Uranium Energy Corp.(a)(b)	12,280	35,612
W&T Offshore, Inc.(a)	4,964	16,332
Whiting Petroleum Corp.(a)	49	1,963
World Fuel Services Corp.	4,267	131,978

		8,903,624

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	1,003	33,560
Domtar Corp.(a)	3,785	149,205
Glatfelter Corp.	3,656	53,816
Louisiana-Pacific Corp.	7,479	492,717
Neenah, Inc.	1,317	70,025
Schweitzer-Mauduit International, Inc.	2,086	95,268
Verso Corp., Class A	2,082	32,146

		926,737

Personal Products — 0.3%
BellRing Brands, Inc., Class A(a)	3,068	79,124
Coty, Inc., Class A(a)	20,557	205,776
Edgewell Personal Care Co.	3,754	143,403
elf Beauty, Inc.(a)	3,388	102,487
Herbalife Nutrition Ltd.(a)	5,985	273,933
Inter Parfums, Inc.	1,113	81,917
Lifevantage Corp.(a)	907	7,374
Medifast, Inc.	757	171,907
Nature’s Sunshine Products, Inc.	459	9,552
Nu Skin Enterprises, Inc., Class A	3,597	190,137
Revlon, Inc., Class A(a)(b)	254	3,015
USANA Health Sciences, Inc.(a)	856	77,031
Veru, Inc.(a)	3,606	31,877

		1,377,533

Pharmaceuticals — 1.2%
AcelRx Pharmaceuticals, Inc.(a)(b)	4,827	6,275
Aerie Pharmaceuticals, Inc.(a)	2,384	40,838
Agile Therapeutics, Inc.(a)(b)	3,931	7,272
Amneal Pharmaceuticals, Inc.(a)	6,163	33,958
Amphastar Pharmaceuticals, Inc.(a)	2,229	38,785
Angion Biomedica Corp.(a)	453	6,401
ANI Pharmaceuticals, Inc.(a)	607	20,201
Antares Pharma, Inc.(a)	10,470	39,681
Aquestive Therapeutics, Inc.(a)	1,170	4,762
Arvinas, Inc.(a)	2,415	166,490
Atea Pharmaceuticals, Inc.(a)	904	22,338
Athira Pharma, Inc.(a)	785	15,449
Avenue Therapeutics, Inc.(a)(b)	436	2,232
Axsome Therapeutics, Inc.(a)(b)	1,868	112,939
Aytu BioPharma, Inc.(a)	1,633	10,810
BioDelivery Sciences International, Inc.(a)	5,187	17,947

Security	Shares	Value

Pharmaceuticals (continued)
Cara Therapeutics, Inc.(a)	3,088	$39,990
Cassava Sciences, Inc.(a)	2,086	97,625
Catalent, Inc.(a)	11,146	1,253,591
Cerecor, Inc.(a)	2,117	6,647
Chiasma, Inc.(a)	3,180	9,476
Collegium Pharmaceutical, Inc.(a)	2,122	47,321
Corcept Therapeutics, Inc.(a)(b)	6,385	145,514
CorMedix, Inc.(a)	1,957	16,908
Cymabay Therapeutics, Inc.(a)	4,286	18,558
Durect Corp.(a)	11,158	21,200
Eloxx Pharmaceuticals, Inc.(a)	956	2,084
Endo International PLC(a)	15,548	89,090
Eton Pharmaceuticals, Inc.(a)	831	7,213
Evofem Biosciences, Inc.(a)(b)	5,099	7,547
Evolus, Inc.(a)	1,546	14,084
Fulcrum Therapeutics, Inc.(a)	899	10,114
Graybug Vision, Inc.(a)	402	1,905
Harmony Biosciences Holdings, Inc.(a)	387	11,339
Harrow Health, Inc.(a)(b)	1,273	9,764
IMARA, Inc.(a)(b)	279	2,065
Innoviva, Inc.(a)(b)	4,726	54,113
Intra-Cellular Therapies, Inc.(a)	4,413	151,940
Jazz Pharmaceuticals PLC(a)	3,795	623,898
Kala Pharmaceuticals, Inc.(a)(b)	2,233	17,261
Kaleido Biosciences, Inc.(a)(b)	761	6,004
Landos Biopharma, Inc.(a)	594	6,546
Lannett Co., Inc.(a)	1,982	8,661
Liquidia Corp.(a)	1,725	4,899
Lyra Therapeutics, Inc.(a)	431	4,340
Marinus Pharmaceuticals, Inc.(a)	2,753	40,497
Nektar Therapeutics(a)(b)	12,198	239,203
NGM Biopharmaceuticals, Inc.(a)	1,770	48,675
Ocular Therapeutix, Inc.(a)	4,795	88,132
Odonate Therapeutics, Inc.(a)	1,224	4,100
Omeros Corp.(a)	3,820	67,461
Optinose, Inc.(a)	2,230	7,961
Osmotica Pharmaceuticals PLC(a)(b)	478	1,377
Pacira BioSciences, Inc.(a)(b)	3,048	192,573
Paratek Pharmaceuticals, Inc.(a)	2,579	19,729
Perrigo Co. PLC	9,452	393,487
Phathom Pharmaceuticals, Inc.(a)	1,059	40,793
Phibro Animal Health Corp., Class A	1,291	31,655
Pliant Therapeutics, Inc.(a)	1,593	53,366
Prestige Consumer Healthcare, Inc.(a)	3,413	148,670
Provention Bio, Inc.(a)	2,944	21,167
Reata Pharmaceuticals, Inc., Class A(a)	1,741	176,537
Recro Pharma, Inc.(a)	960	2,563
Relmada Therapeutics, Inc.(a)	894	34,473
Revance Therapeutics, Inc.(a)(b)	4,307	125,420
Satsuma Pharmaceuticals, Inc.(a)	522	2,772
scPharmaceuticals, Inc.(a)	392	2,536
SIGA Technologies, Inc.(a)	3,406	24,421
Strongbridge Biopharma PLC(a)	2,989	7,592
Supernus Pharmaceuticals, Inc.(a)	3,402	103,591
Tarsus Pharmaceuticals, Inc.(a)	373	11,459
Terns Pharmaceuticals, Inc.(a)(b)	632	13,904
TherapeuticsMD, Inc.(a)	24,042	29,091
Theravance Biopharma, Inc.(a)	3,048	60,168
Tricida, Inc.(a)	1,616	7,514
Verrica Pharmaceuticals, Inc.(a)	1,080	14,256
VYNE Therapeutics, Inc.(a)(b)	2,352	11,619

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
WaVe Life Sciences Ltd.(a)	2,798	$17,208
Xeris Pharmaceuticals, Inc.(a)	3,287	12,589
Zogenix, Inc.(a)	3,741	70,668

		5,363,302

Professional Services — 1.8%
Acacia Research Corp.(a)	3,421	20,800
Akerna Corp.(a)	592	2,498
ASGN, Inc.(a)	3,454	363,292
Barrett Business Services, Inc.	449	32,925
BGSF, Inc.	671	9,401
Booz Allen Hamilton Holding Corp.	9,175	761,066
CACI International, Inc., Class A(a)(b)	1,700	433,262
CBIZ, Inc.(a)	3,785	127,138
CoreLogic, Inc.	5,028	400,732
CRA International, Inc.	628	50,403
Exponent, Inc.	3,528	339,852
Forrester Research, Inc.(a)(b)	664	28,851
Franklin Covey Co.(a)	727	22,203
FTI Consulting, Inc.(a)	2,417	335,600
GP Strategies Corp.(a)	840	13,230
Heidrick & Struggles International, Inc.	1,160	49,068
Huron Consulting Group, Inc.(a)	1,548	87,090
ICF International, Inc.	1,345	122,476
Insperity, Inc.	2,388	209,045
Jacobs Engineering Group, Inc.	8,749	1,168,954
KBR, Inc.	9,734	385,077
Kelly Services, Inc., Class A(a)	2,133	53,432
Kforce, Inc.	1,213	67,977
Korn Ferry	3,632	246,576
ManpowerGroup, Inc.	3,958	478,483
ManTech International Corp., Class A	1,858	158,580
Mastech Digital, Inc.(a)	229	3,616
Mistras Group, Inc.(a)	1,389	15,460
Nielsen Holdings PLC	23,806	610,624
Red Violet, Inc.(a)(b)	370	7,696
Resources Connection, Inc.	1,828	25,793
Robert Half International, Inc.	7,474	654,797
Science Applications International Corp.	4,025	359,915
TriNet Group, Inc.(a)	2,718	213,934
TrueBlue, Inc.(a)	2,207	62,458
Upwork, Inc.(a)	6,139	282,762
Willdan Group, Inc.(a)	616	23,513

		8,228,579

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)	342	2,155
American Realty Investors, Inc.(a)	117	910
Cushman & Wakefield PLC(a)	7,575	128,775
eXp World Holdings, Inc.(a)(b)	3,208	110,227
Fathom Holdings, Inc.(a)(b)	364	12,485
Forestar Group, Inc.(a)	1,055	26,734
FRP Holdings, Inc.(a)	420	21,319
Howard Hughes Corp.(a)	2,616	282,371
Jones Lang LaSalle, Inc.(a)	3,518	661,067
Kennedy-Wilson Holdings, Inc.	8,343	171,449
Marcus & Millichap, Inc.(a)	1,461	51,602
Maui Land & Pineapple Co., Inc.(a)	670	7,557
Newmark Group, Inc., Class A	10,108	108,661
Rafael Holdings, Inc., Class B(a)	567	23,440
RE/MAX Holdings, Inc., Class A	1,101	40,440
Realogy Holdings Corp.(a)	7,853	135,700
Redfin Corp.(a)	6,810	482,012
RMR Group, Inc., Class A	1,295	51,256

Security	Shares	Value

Real Estate Management & Development (continued)
St. Joe Co.	2,244	$102,753
Stratus Properties, Inc.(a)	267	9,385
Tejon Ranch Co.(a)	1,400	22,148
Transcontinental Realty Investors, Inc.(a)	22	445

		2,452,891

Road & Rail — 0.6%
AMERCO	612	365,138
ArcBest Corp.	1,766	128,494
Avis Budget Group, Inc.(a)	3,651	327,166
Covenant Logistics Group, Inc., Class A(a)	683	14,691
Daseke, Inc.(a)(b)	3,220	24,440
Heartland Express, Inc.	3,620	67,296
Knight-Swift Transportation Holdings, Inc.	8,501	400,567
Landstar System, Inc.	2,567	442,243
Marten Transport Ltd.	3,890	65,041
PAM Transportation Services, Inc.(a)	74	4,286
Ryder System, Inc.	3,457	276,007
Saia, Inc.(a)	1,734	406,623
Schneider National, Inc., Class B	3,854	93,382
Universal Logistics Holdings, Inc.	456	11,405
US Xpress Enterprises, Inc., Class A(a)(b)	1,235	12,646
Werner Enterprises, Inc.	4,183	193,380

		2,832,805

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc.	2,521	278,092
Allegro MicroSystems, Inc.(a)	2,991	73,818
Alpha & Omega Semiconductor Ltd.(a)	1,354	42,109
Ambarella, Inc.(a)	2,347	228,809
Amkor Technology, Inc.	6,482	131,066
Atomera, Inc.(a)(b)	1,089	18,121
Axcelis Technologies, Inc.(a)	2,393	99,381
AXT, Inc.(a)	2,786	27,470
Brooks Automation, Inc.	4,951	501,685
CEVA, Inc.(a)	1,557	86,320
Cirrus Logic, Inc.(a)	4,002	297,789
CMC Materials, Inc.	1,917	351,635
Cohu, Inc.(a)	2,939	117,589
Cree, Inc.(a)(b)	7,553	750,919
CyberOptics Corp.(a)	403	13,295
Diodes, Inc.(a)	3,038	233,349
DSP Group, Inc.(a)	1,326	18,418
Enphase Energy, Inc.(a)	7,214	1,004,550
Entegris, Inc.	9,126	1,027,405
First Solar, Inc.(a)(b)	6,271	479,920
FormFactor, Inc.(a)	5,165	202,210
GSI Technology, Inc.(a)	1,299	7,664
Ichor Holdings Ltd.(a)	1,812	101,055
Impinj, Inc.(a)	1,243	58,993
Lattice Semiconductor Corp.(a)	9,164	461,041
MACOM Technology Solutions Holdings, Inc.(a)	3,120	176,623
Maxeon Solar Technologies Ltd.(a)(b)	592	10,656
MaxLinear, Inc.(a)	4,813	173,220
MKS Instruments, Inc.	3,717	665,752
Monolithic Power Systems, Inc.	2,994	1,081,972
NeoPhotonics Corp.(a)	3,201	29,961
NVE Corp.	310	23,724
ON Semiconductor Corp.(a)	27,767	1,082,913
Onto Innovation, Inc.(a)	3,148	215,701
PDF Solutions, Inc.(a)	1,827	32,393
Photronics, Inc.(a)	3,857	48,984
Pixelworks, Inc.(a)	2,177	6,422
Power Integrations, Inc.	4,039	334,470

19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.(a)	7,824	$148,500
Semtech Corp.(a)	4,459	302,053
Silicon Laboratories, Inc.(a)	2,951	415,943
SiTime Corp.(a)	753	69,690
SMART Global Holdings, Inc.(a)	1,018	46,981
SolarEdge Technologies, Inc.(a)	3,343	881,014
SunPower Corp.(a)(b)	5,119	131,507
Synaptics, Inc.(a)(b)	2,294	320,862
Teradyne, Inc.	11,243	1,406,274
Ultra Clean Holdings, Inc.(a)	2,761	141,004
Universal Display Corp.	2,905	649,819
Veeco Instruments, Inc.(a)	3,742	86,103

		15,095,244

Software — 6.6%
8x8, Inc.(a)	7,037	231,447
A10 Networks, Inc.(a)	3,697	32,090
ACI Worldwide, Inc.(a)	7,612	287,581
Agilysys, Inc.(a)	1,358	68,457
Alarm.com Holdings, Inc.(a)	3,141	281,936
Altair Engineering, Inc., Class A(a)	2,828	183,820
Alteryx, Inc., Class A(a)	3,726	304,601
American Software, Inc., Class A	1,869	38,670
Anaplan, Inc.(a)	9,263	552,538
Appfolio, Inc., Class A(a)	1,087	157,213
Appian Corp.(a)	2,442	295,922
Aspen Technology, Inc.(a)	4,647	608,013
Asure Software, Inc.(a)	622	4,982
Avalara, Inc.(a)	5,676	804,346
Avaya Holdings Corp.(a)(b)	5,571	160,278
Benefitfocus, Inc.(a)	1,841	24,890
Bill.Com Holdings, Inc.(a)	5,077	785,057
Blackbaud, Inc.(a)	3,279	233,202
Blackline, Inc.(a)	3,364	390,426
Bottomline Technologies DE, Inc.(a)	2,988	145,097
Box, Inc., Class A(a)	9,648	205,502
CDK Global, Inc.	8,294	444,475
Cerence, Inc.(a)	2,628	253,365
Ceridian HCM Holding, Inc.(a)	7,951	751,210
ChannelAdvisor Corp.(a)	1,642	34,728
Cloudera, Inc.(a)	13,429	170,414
Cloudflare, Inc., Class A(a)	7,959	674,446
Cognyte Software Ltd.(a)	4,386	114,606
CommVault Systems, Inc.(a)	2,781	193,307
Cornerstone OnDemand, Inc.(a)	4,048	179,185
Datto Holding Corp.(a)	1,449	37,022
Digimarc Corp.(a)(b)	953	32,145
Digital Turbine, Inc.(a)	5,752	433,873
Dolby Laboratories, Inc., Class A	4,240	430,233
Domo, Inc., Class B(a)	1,756	112,893
Duck Creek Technologies, Inc.(a)	5,091	211,684
Dynatrace, Inc.(a)	12,561	653,674
Ebix, Inc.	2,171	65,369
eGain Corp.(a)	1,349	13,261
Elastic NV(a)	4,536	547,132
Envestnet, Inc.(a)(b)	3,481	257,002
Everbridge, Inc.(a)	2,426	321,954
Fair Isaac Corp.(a)	1,907	994,329
FireEye, Inc.(a)	15,063	299,377
Five9, Inc.(a)	4,174	784,587
GTY Technology Holdings, Inc.(a)	3,238	16,514

Security	Shares	Value

Software (continued)
Guidewire Software, Inc.(a)	5,771	$608,898
HubSpot, Inc.(a)	2,824	1,486,695
Intelligent Systems Corp.(a)	474	18,164
InterDigital, Inc.	2,147	149,045
j2 Global, Inc.(a)	2,951	357,071
Jamf Holding Corp.(a)(b)	2,739	100,028
JFrog Ltd.(a)(b)	1,111	54,472
LivePerson, Inc.(a)	4,272	233,465
Manhattan Associates, Inc.(a)	4,344	596,171
McAfee Corp., Class A(a)	2,403	58,345
Medallia, Inc.(a)	6,263	184,696
MicroStrategy, Inc., Class A(a)	499	327,923
Mimecast Ltd.(a)	3,863	167,731
Mitek Systems, Inc.(a)	2,587	41,935
Model N, Inc.(a)	2,322	92,369
nCino Inc.(a)	3,032	198,262
New Relic, Inc.(a)	3,545	227,944
Nuance Communications, Inc.(a)	19,384	1,030,647
Nutanix, Inc., Class A(a)	12,644	341,894
ON24, Inc.(a)	585	25,740
OneSpan, Inc.(a)	2,327	62,387
PagerDuty, Inc.(a)	4,776	202,789
Park City Group, Inc.(a)(b)	978	5,174
Paylocity Holding Corp.(a)	2,617	505,709
Pegasystems, Inc.	2,627	333,471
Ping Identity Holding Corp.(a)	2,561	62,181
Progress Software Corp.	3,065	133,818
Proofpoint, Inc.(a)	3,877	667,270
PROS Holdings, Inc.(a)	2,813	120,903
PTC, Inc.(a)	7,119	932,162
Q2 Holdings, Inc.(a)	3,547	368,959
QAD, Inc., Class A	914	64,611
Qualys, Inc.(a)	2,362	239,412
Rapid7, Inc.(a)	3,559	289,169
Rimini Street, Inc.(a)	1,559	12,269
SailPoint Technologies Holding, Inc.(a)	6,187	302,111
Sapiens International Corp. NV	1,942	62,843
Seachange International, Inc.(a)	1,323	1,482
SecureWorks Corp., Class A(a)	715	9,302
ShotSpotter, Inc.(a)	563	19,671
Smartsheet, Inc., Class A(a)	7,682	455,543
Smith Micro Software, Inc.(a)	1,924	10,813
SolarWinds Corp.(a)	2,925	49,316
Sprout Social, Inc., Class A(a)	1,896	125,686
SPS Commerce, Inc.(a)	2,483	254,359
Sumo Logic, Inc.(a)	850	16,567
SVMK, Inc.(a)	7,971	143,398
Synchronoss Technologies, Inc.(a)	1,988	6,640
Telos Corp.(a)	1,134	37,626
Tenable Holdings, Inc.(a)	5,004	187,625
Teradata Corp.(a)	7,427	367,414
Upland Software, Inc.(a)	1,961	97,187
Varonis Systems, Inc.(a)	6,925	366,679
Verint Systems, Inc.(a)	4,523	219,682
Veritone, Inc.(a)(b)	1,716	41,390
Viant Technology, Inc., Class A(a)	704	23,119
VirnetX Holding Corp.	3,999	18,635
Workiva, Inc.(a)	2,641	248,254
Xperi Holding Corp.	6,915	142,103
Yext, Inc.(a)(b)	6,932	96,701
Zendesk, Inc.(a)	7,812	1,141,724

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zix Corp.(a)	3,312	$26,115
Zscaler, Inc.(a)	4,943	927,505
Zuora, Inc., Class A(a)	7,349	119,054

		29,643,176

Specialty Retail — 2.8%
Aaron’s Co., Inc.	2,179	67,309
Abercrombie & Fitch Co., Class A(a)	4,147	155,471
Academy Sports & Outdoors, Inc.(a)(b)	1,944	59,895
American Eagle Outfitters, Inc.	10,335	357,281
America’s Car-Mart, Inc.(a)(b)	411	61,991
Asbury Automotive Group, Inc.(a)	1,269	252,036
At Home Group, Inc.(a)	3,668	115,835
AutoNation, Inc.(a)	3,949	404,693
Bed Bath & Beyond, Inc.(a)	8,098	205,041
Boot Barn Holdings, Inc.(a)	1,977	139,458
Buckle, Inc.	2,119	88,871
Caleres, Inc.	2,356	54,918
Camping World Holdings, Inc., Class A	2,235	97,312
Cato Corp., Class A(a)	1,422	19,055
Chico’s FAS, Inc.(a)	8,222	24,666
Children’s Place, Inc.(a)(b)	967	75,764
Citi Trends, Inc.(a)	644	67,362
Conn’s, Inc.(a)	1,106	22,385
Container Store Group, Inc.(a)	2,232	31,449
Designer Brands, Inc., Class A(a)	4,580	81,066
Dick’s Sporting Goods, Inc.	4,257	351,543
Envela Corp.(a)(b)	565	2,192
Express, Inc.(a)	5,718	17,440
Five Below, Inc.(a)	3,713	747,315
Floor & Decor Holdings, Inc., Class A(a)	6,403	710,221
Foot Locker, Inc.	7,198	424,538
GameStop Corp., Class A(a)(b)	3,875	672,661
Gap, Inc.	12,196	403,688
Genesco, Inc.(a)	908	45,400
Group 1 Automotive, Inc.	1,160	190,426
GrowGeneration Corp.(a)	2,682	116,935
Guess?, Inc.	2,797	75,631
Haverty Furniture Cos., Inc.	1,060	49,258
Hibbett Sports, Inc.(a)	1,243	98,756
L Brands, Inc.(a)	15,668	1,032,521
Leslie’s Inc.(a)(b)	4,892	139,031
Lithia Motors, Inc., Class A	1,776	682,659
Lumber Liquidators Holdings, Inc.(a)	1,780	42,667
MarineMax, Inc.(a)	1,396	79,293
Monro, Inc.	2,245	158,475
Murphy USA, Inc.	1,722	240,047
National Vision Holdings, Inc.(a)	5,560	280,280
ODP Corp.(a)	3,513	142,031
OneWater Marine, Inc., Class A(a)	720	36,886
Penske Automotive Group, Inc.	2,168	190,112
Petco Health & Wellness Co., Inc.(a)	3,568	84,276
Rent-A-Center, Inc.	3,301	189,973
RH(a)	1,070	736,181
Sally Beauty Holdings, Inc.(a)(b)	7,459	149,702
Shoe Carnival, Inc.	569	34,112
Signet Jewelers Ltd.(a)	3,432	205,062
Sleep Number Corp.(a)(b)	1,800	201,402
Sonic Automotive, Inc., Class A	1,478	72,925
Sportsman’s Warehouse Holdings, Inc.(a)	3,488	61,249
Tilly’s, Inc., Class A(a)	1,454	17,535
Urban Outfitters, Inc.(a)	4,702	168,802

Security	Shares	Value

Specialty Retail (continued)
Vroom Inc.(a)(b)	7,151	$330,877
Williams-Sonoma, Inc.	5,259	897,974
Winmark Corp.	186	35,818
Zumiez, Inc.(a)	1,301	55,904

		12,553,656

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)	8,004	172,406
Avid Technology, Inc.(a)	1,999	45,457
Contra Technologies	311	2,840
Corsair Gaming, Inc.(a)	1,470	48,775
Diebold Nixdorf, Inc.(a)(b)	5,293	79,448
Eastman Kodak Co.(a)(b)	1,013	7,557
Immersion Corp.(a)	1,332	11,415
Intevac, Inc.(a)	1,310	8,397
NCR Corp.(a)	8,744	400,038
Pure Storage, Inc., Class A(a)	17,429	352,414
Quantum Corp.(a)	3,037	25,875
Super Micro Computer, Inc.(a)	2,776	102,768
Turtle Beach Corp.(a)(b)	783	21,760
Xerox Holdings Corp.	11,725	283,041

		1,562,191

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	9,553	526,179
Carter’s, Inc.	2,955	321,474
Columbia Sportswear Co.	1,924	209,735
Crocs, Inc.(a)	4,419	442,430
Deckers Outdoor Corp.(a)	1,911	646,300
Fossil Group, Inc.(a)	2,890	37,281
G-III Apparel Group Ltd.(a)	2,989	97,113
Hanesbrands, Inc.	23,701	499,143
Kontoor Brands, Inc.	3,596	225,937
Lakeland Industries, Inc.(a)	428	12,074
Movado Group, Inc.	1,037	32,531
Oxford Industries, Inc.	1,200	109,476
PVH Corp.(a)	4,826	546,207
Ralph Lauren Corp.(a)	3,245	432,526
Rocky Brands, Inc.	446	23,482
Skechers USA, Inc., Class A(a)	9,063	439,465
Steven Madden Ltd.	5,473	222,587
Superior Group of Cos., Inc.	682	17,200
Tapestry, Inc.(a)	18,713	895,417
Under Armour, Inc., Class A(a)	12,632	307,084
Under Armour, Inc., Class C(a)	13,997	278,680
Unifi, Inc.(a)	1,004	27,138
Vera Bradley, Inc.(a)	1,270	14,097
Wolverine World Wide, Inc.	5,359	223,578

		6,587,134

Thrifts & Mortgage Finance — 0.9%
Axos Financial, Inc.(a)	3,489	157,528
Bogota Financial Corp.(a)	523	5,183
Bridgewater Bancshares, Inc.(a)	1,386	23,437
Capitol Federal Financial, Inc.	8,189	105,843
Columbia Financial, Inc.(a)	3,527	64,438
ESSA Bancorp, Inc.	470	7,294
Essent Group Ltd.	7,607	399,976
Federal Agricultural Mortgage Corp., Class C	566	58,219
Flagstar Bancorp, Inc.	3,008	139,992
FS Bancorp, Inc.	192	13,123
Greene County Bancorp, Inc.	113	2,871
Hingham Institution for Savings	87	26,460
Home Bancorp, Inc.	574	21,778

21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
HomeStreet, Inc.	1,307	$53,378
Kearny Financial Corp.	5,878	75,121
Luther Burbank Corp.	1,439	16,031
Merchants Bancorp	617	25,167
Meridian Bancorp, Inc.	3,793	83,863
Meta Financial Group, Inc.	2,000	98,520
MGIC Investment Corp.	22,660	345,338
MMA Capital Holdings, Inc.(a)	195	3,331
Mr Cooper Group, Inc.(a)	5,021	173,124
New York Community Bancorp, Inc.	30,809	368,476
NMI Holdings, Inc., Class A(a)	5,675	146,642
Northfield Bancorp, Inc.	2,802	45,336
Northwest Bancshares, Inc.	7,141	100,260
OP Bancorp	872	9,487
PCSB Financial Corp.	942	16,476
PennyMac Financial Services, Inc.	2,964	178,463
Pioneer Bancorp, Inc.(a)	699	8,220
Ponce de Leon Federal Bank(a)	718	7,956
Premier Financial Corp.	2,602	82,197
Provident Bancorp, Inc.	937	15,339
Provident Financial Holdings, Inc.	238	3,870
Provident Financial Services, Inc.	4,454	104,981
Prudential Bancorp, Inc.	593	8,213
Radian Group, Inc.	12,452	306,817
Riverview Bancorp, Inc.	1,280	8,819
Security National Financial Corp., Class A(a)	693	5,849
Southern Missouri Bancorp, Inc.	443	18,557
Standard AVB Financial Corp.	246	8,089
Sterling Bancorp, Inc.(a)	690	3,416
Territorial Bancorp, Inc.	588	14,788
TFS Financial Corp.	3,864	75,580
Timberland Bancorp, Inc.	537	15,111
TrustCo Bank Corp. NY	5,344	39,091
Walker & Dunlop, Inc.	1,913	212,056
Washington Federal, Inc.	5,468	177,983
Waterstone Financial, Inc.	1,519	29,924
Western New England Bancorp, Inc.	1,370	11,097
WSFS Financial Corp.	3,564	182,085

		4,105,193

Tobacco — 0.1%
Turning Point Brands, Inc.	752	36,713
Universal Corp.	1,762	99,077
Vector Group Ltd.	9,295	121,300

		257,090

Trading Companies & Distributors — 1.0%
Air Lease Corp.	7,315	341,684
Alta Equipment Group, Inc.(a)	981	12,606
Applied Industrial Technologies, Inc.	2,658	254,264
Beacon Roofing Supply, Inc.(a)	3,735	210,393
Boise Cascade Co.	2,666	177,876
CAI International, Inc.	1,010	42,975
Custom Truck One Source, Inc.(a)	1,075	11,029
DXP Enterprises, Inc.(a)	1,030	30,148
EVI Industries, Inc.(a)	255	6,819
GATX Corp.	2,318	226,492
General Finance Corp.(a)	582	11,046
GMS, Inc.(a)	2,924	127,808

Security	Shares	Value

Trading Companies & Distributors (continued)
H&E Equipment Services, Inc.	2,389	$92,932
Herc Holdings, Inc.(a)	1,758	185,645
Lawson Products, Inc.(a)	284	14,890
McGrath RentCorp	1,604	131,496
MRC Global, Inc.(a)(b)	5,391	50,783
MSC Industrial Direct Co., Inc., Class A	3,140	283,102
NOW, Inc.(a)	7,488	73,532
Rush Enterprises, Inc., Class A	2,887	142,502
Rush Enterprises, Inc., Class B	502	21,983
SiteOne Landscape Supply, Inc.(a)(b)	3,006	539,216
Systemax, Inc.	775	33,108
Textainer Group Holdings Ltd.(a)	3,465	88,773
Titan Machinery, Inc.(a)	1,152	30,079
Transcat, Inc.(a)	421	21,050
Triton International Ltd.	4,018	201,583
Univar Solutions, Inc.(a)	11,175	260,936
Veritiv Corp.(a)	961	40,247
Watsco, Inc.	2,245	657,471
WESCO International, Inc.(a)	3,408	312,582
Willis Lease Finance Corp.(a)	240	10,277

		4,645,327

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	5,005	166,717

Water Utilities — 0.3%
American States Water Co.	2,545	201,539
Artesian Resources Corp., Class A	484	19,578
Cadiz, Inc.(a)(b)	1,379	16,065
California Water Service Group	3,397	199,574
Consolidated Water Co. Ltd.	675	7,945
Essential Utilities, Inc.	15,088	711,097
Global Water Resources, Inc.	556	9,480
Middlesex Water Co.	1,293	106,052
Pure Cycle Corp.(a)	1,157	17,667
SJW Group	1,808	118,514
York Water Co.	754	38,937

		1,446,448

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)	2,748	38,362
Gogo, Inc.(a)(b)	3,476	36,220
Shenandoah Telecommunications Co.	3,244	153,312
Spok Holdings, Inc.	1,110	11,400
Telephone & Data Systems, Inc.	6,940	159,481
United States Cellular Corp.(a)	910	31,058

		429,833

Total Common Stocks — 99.0% (Cost: $293,718,183)		442,282,014

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds(e) — 0.4%
iShares Russell 2000 ETF(b)	5,799	$1,304,137
iShares Russell Mid-Cap ETF	8,357	649,339

		1,953,476

Total Investment Companies — 0.4% (Cost: $1,646,808)		1,953,476

Total Long-Term Investments — 99.4% (Cost: $295,364,991)		444,235,490

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(e)(f)(g)	22,819,996	22,831,406
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(e)(f)	2,142,426	2,142,426

Total Short-Term Securities — 5.6% (Cost: $24,963,901)		24,973,832

Total Investments — 105.0% (Cost: $320,328,892)		469,209,322

Liabilities in Excess of Other Assets — (5.0)%		(22,431,402)

Net Assets — 100.0%		$446,777,920

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$23,604,101	$—		$(757,802	)(a)	$(3,946)	$(10,947)	$22,831,406	22,819,996	$133,012(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,890,700	251,726	(a)	—		—	—	2,142,426	2,142,426	1,199		—
iShares Russell 2000 ETF	1,054,950	28,733,147		(28,963,219)		425,391	53,868	1,304,137	5,799	20,581		—
iShares Russell Mid-Cap ETF	989,672	18,906,866		(19,647,767)		394,077	6,491	649,339	8,357	19,528		—
PennyMac Financial Services, Inc.(c)	136,238	43,649		(34,481)		6,960	26,097	N/A	N/A	1,387		—
PennyMac Mortgage Investment Trust(c)	105,447	17,823		(9,636)		(2,977)	11,588	N/A	N/A	8,166		—

						$819,505	$87,097	$26,927,308		$183,873		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	11	06/18/21	$1,244	$11,518
S&P MidCap 400 E-Mini	4	06/18/21	1,088	11,907

				$23,425

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$6,556,378	$—	$—	$6,556,378
Air Freight & Logistics	1,468,135	—	—	1,468,135
Airlines	2,833,580	—	—	2,833,580
Auto Components	4,946,477	—	—	4,946,477
Automobiles	1,264,697	—	—	1,264,697
Banks	28,457,580	—	—	28,457,580
Beverages	1,291,349	—	—	1,291,349
Biotechnology	24,612,896	—	1,998	24,614,894
Building Products	8,906,578	—	—	8,906,578
Capital Markets	8,844,726	—	—	8,844,726
Chemicals	11,237,771	—	—	11,237,771
Commercial Services & Supplies	5,555,511	—	—	5,555,511
Communications Equipment	2,801,366	—	—	2,801,366
Construction & Engineering	4,970,057	—	—	4,970,057
Construction Materials	737,821	—	—	737,821
Consumer Finance	4,149,160	—	—	4,149,160
Containers & Packaging	6,372,773	—	—	6,372,773
Distributors	1,293,744	—	—	1,293,744
Diversified Consumer Services	4,599,468	—	—	4,599,468

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Diversified Financial Services	$881,347	$—	$—	$881,347
Diversified Telecommunication Services	1,376,409	—	—	1,376,409
Electric Utilities	4,555,686	—	—	4,555,686
Electrical Equipment	7,565,458	—	—	7,565,458
Electronic Equipment, Instruments & Components	9,862,475	—	—	9,862,475
Energy Equipment & Services	1,961,848	—	—	1,961,848
Entertainment	2,697,591	—	—	2,697,591
Equity Real Estate Investment Trusts (REITs)	31,987,513	—	—	31,987,513
Food & Staples Retailing	3,360,957	—	—	3,360,957
Food Products	6,634,576	—	—	6,634,576
Gas Utilities	2,579,843	—	—	2,579,843
Health Care Equipment & Supplies	11,542,065	—	—	11,542,065
Health Care Providers & Services	9,614,173	—	—	9,614,173
Health Care Technology	2,663,485	—	—	2,663,485
Hotels, Restaurants & Leisure	12,808,277	—	—	12,808,277
Household Durables	9,559,559	—	—	9,559,559
Household Products	984,320	—	—	984,320
Independent Power and Renewable Electricity Producers	1,508,555	—	—	1,508,555
Industrial Conglomerates	780,508	—	—	780,508
Insurance	14,658,221	—	—	14,658,221
Interactive Media & Services	2,875,706	—	—	2,875,706
Internet & Direct Marketing Retail	3,622,089	—	—	3,622,089
IT Services	10,789,061	—	—	10,789,061
Leisure Products	2,955,846	—	—	2,955,846
Life Sciences Tools & Services	11,193,204	—	—	11,193,204
Machinery	17,329,851	—	—	17,329,851
Marine	555,613	—	—	555,613
Media	5,455,919	—	—	5,455,919
Metals & Mining	5,472,370	—	—	5,472,370
Mortgage Real Estate Investment Trusts (REITs)	3,902,295	—	—	3,902,295
Multi-line Retail	1,809,236	—	—	1,809,236
Multi-Utilities	1,258,413	—	—	1,258,413
Oil, Gas & Consumable Fuels	8,903,624	—	—	8,903,624
Paper & Forest Products	926,737	—	—	926,737
Personal Products	1,377,533	—	—	1,377,533
Pharmaceuticals	5,363,302	—	—	5,363,302
Professional Services	8,228,579	—	—	8,228,579
Real Estate Management & Development	2,452,891	—	—	2,452,891
Road & Rail	2,832,805	—	—	2,832,805
Semiconductors & Semiconductor Equipment	15,095,244	—	—	15,095,244
Software	29,643,176	—	—	29,643,176
Specialty Retail	12,553,656	—	—	12,553,656
Technology Hardware, Storage & Peripherals	1,559,351	2,840	—	1,562,191
Textiles, Apparel & Luxury Goods	6,587,134	—	—	6,587,134
Thrifts & Mortgage Finance	4,105,193	—	—	4,105,193
Tobacco	257,090	—	—	257,090
Trading Companies & Distributors	4,645,327	—	—	4,645,327
Transportation Infrastructure	166,717	—	—	166,717
Water Utilities	1,446,448	—	—	1,446,448
Wireless Telecommunication Services	429,833	—	—	429,833
Investment Companies	1,953,476	—	—	1,953,476
Short-Term Securities
Money Market Funds	24,973,832	—	—	24,973,832

	$469,204,484	$2,840	$1,998	$469,209,322

Derivative Financial Instruments(a)
Assets
Equity Contracts	$23,425	$—	$—	$23,425

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Small/Mid-Cap Index Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	26